Schedule of Investments (unaudited) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
AAR Corp.(a)	2,798	$124,007
Aerojet Rocketdyne Holdings, Inc.(a)	6,872	332,948
AeroVironment, Inc.(a)	2,106	192,699
AerSale Corp.(a)	1,686	35,743
Archer Aviation, Inc., Class A(a)(b)	12,181	34,716
Astra Space, Inc.(a)(b)	14,460	9,116
Astronics Corp.(a)	2,147	19,881
Axon Enterprise, Inc.(a)	5,864	852,860
BWX Technologies, Inc.	7,786	443,646
Cadre Holdings, Inc.	1,848	54,276
Curtiss-Wright Corp.(b)	3,329	558,706
Ducommun, Inc.(a)	1,058	49,948
Hexcel Corp.	7,242	403,379
Howmet Aerospace, Inc.	32,516	1,155,944
Huntington Ingalls Industries, Inc.	3,403	874,809
Kaman Corp.	2,423	77,778
Kratos Defense & Security Solutions, Inc.(a)	11,191	123,996
Maxar Technologies, Inc.	6,108	136,453
Mercury Systems, Inc.(a)	4,874	235,902
Momentus, Inc.(a)	7,355	10,738
Moog, Inc., Class A	2,331	197,552
National Presto Industries, Inc.	538	37,924
Park Aerospace Corp.	1,544	19,207
Parsons Corp.(a)	2,758	129,295
Rocket Lab USA, Inc.(a)	17,892	91,070
Spirit AeroSystems Holdings, Inc., Class A	8,866	205,337
Terran Orbital Corp.(a)(b)	2,750	7,205
Textron, Inc.	18,383	1,258,133
Triumph Group, Inc.(a)	5,890	53,305
V2X, Inc.(a)	935	38,326
Virgin Galactic Holdings, Inc.(a)(b)	19,077	88,136
Woodward, Inc.	5,067	464,644

		8,317,679

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	5,154	150,497
Atlas Air Worldwide Holdings, Inc.(a)	2,462	249,007
Forward Air Corp.	2,314	244,983
GXO Logistics, Inc.(a)	9,260	338,360
Hub Group, Inc., Class A(a)	2,805	217,668
Radiant Logistics, Inc.(a)	2,218	13,463

		1,213,978

Airlines(a) — 0.5%
Alaska Air Group, Inc.	10,875	483,502
Allegiant Travel Co.	1,303	97,790
American Airlines Group, Inc.	54,878	778,170
Blade Air Mobility, Inc.	4,942	22,239
Copa Holdings SA, Class A(b)	2,493	187,548
Frontier Group Holdings, Inc.	2,963	38,845
Hawaiian Holdings, Inc.	4,347	62,727
JetBlue Airways Corp.	27,238	218,994
Joby Aviation, Inc.(b)	20,530	98,955
SkyWest, Inc.	4,455	78,764
Spirit Airlines, Inc.	9,455	208,010
Sun Country Airlines Holdings, Inc.	3,385	55,108
Wheels Up Experience, Inc.(b)	13,605	24,081

		2,354,733

Auto Components — 1.1%
Adient PLC(a)	7,967	278,686
American Axle & Manufacturing Holdings, Inc.(a)	10,543	102,162

Security	Shares	Value

Auto Components (continued)
BorgWarner, Inc.	20,276	$760,958
Dana, Inc.	11,337	180,939
Dorman Products, Inc.(a)	2,246	183,319
Fox Factory Holding Corp.(a)	3,672	322,585
Gentex Corp.	20,203	535,177
Gentherm, Inc.(a)	2,853	166,672
Goodyear Tire & Rubber Co.(a)	24,460	310,642
Holley, Inc.(a)	4,184	16,652
LCI Industries	2,167	229,940
Lear Corp.	5,116	709,640
Luminar Technologies, Inc.(a)(b)	22,008	178,045
Modine Manufacturing Co.(a)	4,741	84,959
Motorcar Parts of America, Inc.(a)	1,773	33,687
Patrick Industries, Inc.	1,892	86,483
QuantumScape Corp.(a)(b)	21,921	182,602
Solid Power, Inc.(a)	11,108	62,316
Standard Motor Products, Inc.	1,917	72,712
Stoneridge, Inc.(a)	2,578	53,803
Tenneco, Inc., Class A(a)(b)	6,759	133,152
Visteon Corp.(a)	2,363	308,301
XPEL, Inc.(a)(b)	1,848	127,863

		5,121,295

Automobiles — 0.3%
Canoo, Inc.(a)(b)	10,199	13,973
Cenntro Electric Group Ltd.(a)	16,324	16,650
Faraday Future Intelligent Electric, Inc.(a)(b)	9,310	5,028
Fisker, Inc.(a)(b)	13,891	113,212
Harley-Davidson, Inc.	11,530	495,790
Lordstown Motors Corp., Class A(a)(b)	11,588	20,974
Mullen Automotive, Inc.(a)(b)	26,152	12,459
Thor Industries, Inc.	4,575	372,725
Winnebago Industries, Inc.	2,720	162,357
Workhorse Group, Inc.(a)(b)	11,058	29,857

		1,243,025

Banks — 7.3%
1st Source Corp.	1,728	100,500
ACNB Corp.	955	34,943
Amalgamated Financial Corp.	1,582	36,370
Amerant Bancorp, Inc.	2,697	81,180
American National Bankshares, Inc.	1,039	37,996
Ameris Bancorp	4,853	249,978
Arrow Financial Corp.	1,478	51,464
Associated Banc-Corp.	14,050	342,117
Atlantic Union Bankshares Corp.	6,773	233,939
Banc of California, Inc.	5,143	85,785
BancFirst Corp.	1,698	162,702
Bancorp, Inc.(a)	3,411	94,075
Bank First Corp.	651	56,084
Bank of Hawaii Corp.	4,246	322,484
Bank of Marin Bancorp	1,800	64,980
Bank of NT Butterfield & Son Ltd.	4,528	156,397
Bank OZK	10,594	455,330
BankUnited, Inc.	4,484	161,200
Bankwell Financial Group, Inc.	1,060	32,478
Banner Corp.	1,783	133,279
Bar Harbor Bankshares	1,200	36,012
BayCom Corp.	1,547	29,749
BCB Bancorp, Inc.	1,620	31,833
Berkshire Hills Bancorp, Inc.	2,657	77,717
Blue Ridge Bankshares, Inc.	1,856	24,221
BOK Financial Corp.	2,664	293,546
Brookline Bancorp, Inc.	4,667	64,171

1

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Business First Bancshares, Inc.	2,243	$55,582
Byline Bancorp, Inc.	2,625	60,690
Cadence Bank	10,103	279,348
Cambridge Bancorp	637	55,960
Camden National Corp.	1,436	62,495
Capital Bancorp, Inc.	548	13,525
Capital City Bank Group, Inc.	1,231	43,602
Capstar Financial Holdings, Inc.	2,308	40,805
Carter Bankshares, Inc.(a)	2,657	47,560
Cathay General Bancorp	6,821	311,038
Central Pacific Financial Corp.	715	14,672
Citizens & Northern Corp.	1,893	45,016
City Holding Co.	956	96,413
Civista Bancshares, Inc.	1,960	46,452
CNB Financial Corp.	1,778	45,197
Coastal Financial Corp.(a)	973	45,361
Colony Bankcorp, Inc.	2,154	29,725
Columbia Banking System, Inc.	5,428	181,675
Comerica, Inc.	11,518	812,019
Commerce Bancshares, Inc.	9,939	704,079
Community Bank System, Inc.	3,296	205,769
Community Trust Bancorp, Inc.	1,841	87,061
ConnectOne Bancorp, Inc.	3,307	82,840
CrossFirst Bankshares, Inc.(a)(b)	3,889	54,096
Cullen/Frost Bankers, Inc.	5,155	799,283
Customers Bancorp, Inc.(a)	2,158	72,703
CVB Financial Corp.	9,432	270,887
Dime Community Bancshares, Inc.	2,887	99,688
Eagle Bancorp, Inc.	1,944	88,024
East West Bancorp, Inc.	12,431	889,687
Eastern Bankshares, Inc.	14,005	268,476
Enterprise Bancorp, Inc.	679	21,239
Enterprise Financial Services Corp.	3,293	176,077
Equity Bancshares, Inc., Class A	1,507	53,830
Esquire Financial Holdings, Inc.	759	34,292
Farmers & Merchants Bancorp, Inc.	1,124	32,888
Farmers National Banc Corp.	2,794	38,390
FB Financial Corp.	3,422	143,587
Financial Institutions, Inc.	1,783	42,489
First Bancorp, Inc.	776	23,715
First BanCorp	11,269	177,938
First Bancorp/Southern Pines NC	2,516	112,138
First Bancshares, Inc.	2,088	68,361
First Bank	1,239	19,477
First Busey Corp.	5,368	141,769
First Business Financial Services, Inc.	942	35,937
First Citizens BancShares, Inc., Class A	1,061	872,269
First Commonwealth Financial Corp.	5,802	83,201
First Community Bankshares, Inc.	1,863	69,378
First Financial Bancorp	5,870	153,031
First Financial Bankshares, Inc.	11,352	436,938
First Financial Corp.	1,301	63,085
First Foundation, Inc.	4,769	76,113
First Guaranty Bancshares, Inc.	805	18,571
First Hawaiian, Inc.	11,247	287,698
First Horizon Corp.	45,771	1,121,847
First Internet Bancorp	691	17,752
First Interstate BancSystem, Inc., Class A	7,999	364,834
First Merchants Corp.	5,272	236,713
First Mid Bancshares, Inc.	1,751	62,703
First of Long Island Corp.	2,852	50,138
First Western Financial, Inc.(a)	903	24,932
Five Star Bancorp	866	25,123

Security	Shares	Value

Banks (continued)
Flushing Financial Corp.	2,795	$55,062
FNB Corp.	34,333	496,112
Fulton Financial Corp.	15,440	281,471
FVCBankcorp, Inc.(a)	1,585	32,207
German American Bancorp, Inc.	2,770	108,833
Glacier Bancorp, Inc.	9,781	560,256
Great Southern Bancorp, Inc.	1,134	70,285
Guaranty Bancshares, Inc.	706	26,143
Hancock Whitney Corp.	7,863	439,306
Hanmi Financial Corp.	1,558	41,723
HarborOne Bancorp, Inc.	4,624	70,424
HBT Financial, Inc.	1,282	26,140
Heartland Financial USA, Inc.	3,945	194,567
Heritage Commerce Corp.	5,586	79,880
Heritage Financial Corp.	2,200	74,118
Hilltop Holdings, Inc.	4,361	126,251
Home BancShares, Inc.	17,232	439,244
HomeStreet, Inc.	1,207	31,334
HomeTrust Bancshares, Inc.	1,784	42,870
Hope Bancorp, Inc.	6,886	93,443
Horizon Bancorp, Inc.	3,931	58,611
Independent Bank Corp.	4,386	272,775
Independent Bank Group, Inc.	3,222	203,276
International Bancshares Corp.	4,786	237,386
John Marshall Bancorp, Inc.	1,078	31,046
Lakeland Bancorp, Inc.	6,139	114,492
Lakeland Financial Corp.	1,794	148,274
Live Oak Bancshares, Inc.	2,825	91,728
Macatawa Bank Corp.	2,222	23,842
Mercantile Bank Corp.	1,449	50,643
Metrocity Bankshares, Inc.	1,892	42,097
Metropolitan Bank Holding Corp.(a)	972	64,152
Mid Penn Bancorp, Inc.	1,205	41,187
Midland States Bancorp, Inc.	2,183	61,211
MidWestOne Financial Group, Inc.	1,385	46,536
MVB Financial Corp.	1,052	26,048
National Bank Holdings Corp., Class A	2,884	126,377
NBT Bancorp, Inc.	2,632	124,730
Nicolet Bankshares, Inc.(a)	1,006	76,748
Northeast Bank	725	30,523
Northwest Bancshares, Inc.	7,141	107,543
OceanFirst Financial Corp.	5,889	132,974
OFG Bancorp	2,986	83,250
Old National Bancorp	26,238	513,215
Old Second Bancorp, Inc.	4,839	77,424
Origin Bancorp, Inc.	2,204	91,091
Orrstown Financial Services, Inc.	845	22,367
Pacific Premier Bancorp, Inc.	6,032	219,625
PacWest Bancorp	11,104	276,045
Park National Corp.(b)	1,201	177,147
Parke Bancorp, Inc.	1,420	30,615
Pathward Financial, Inc.	1,900	79,857
PCB Bancorp	1,439	26,622
PCSB Financial Corp.	1,602	31,223
Peapack-Gladstone Financial Corp.	1,734	68,614
Peoples Bancorp, Inc.	2,839	85,937
Peoples Financial Services Corp.	808	44,432
Pinnacle Financial Partners, Inc.	6,558	544,248
Popular, Inc.	6,445	455,790
Preferred Bank/Los Angeles CA	621	47,736
Premier Financial Corp.	3,656	105,476
Primis Financial Corp.	2,009	25,896
Professional Holding Corp., Class A(a)	1,311	35,489

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Prosperity Bancshares, Inc.	8,049	$576,067
QCR Holdings, Inc.	1,652	83,773
RBB Bancorp	1,180	26,562
Red River Bancshares, Inc.	321	18,271
Renasant Corp.	3,359	135,603
Republic Bancorp, Inc., Class A	985	45,655
Republic First Bancorp, Inc.(a)(b)	4,846	13,714
S&T Bancorp, Inc.	2,242	84,770
Sandy Spring Bancorp, Inc.	4,299	152,357
Seacoast Banking Corp. of Florida	4,084	126,196
ServisFirst Bancshares, Inc.(b)	4,333	326,405
Shore Bancshares, Inc.	2,380	47,457
Sierra Bancorp	1,307	28,819
Signature Bank	5,410	857,647
Silvergate Capital Corp., Class A(a)(b)	2,765	156,941
Simmons First National Corp., Class A	8,885	212,085
SmartFinancial, Inc.	1,198	35,030
South Plains Financial, Inc.	1,082	33,834
Southern First Bancshares, Inc.(a)	682	30,472
Southside Bancshares, Inc.	1,938	66,357
SouthState Corp.	6,544	591,774
Stellar Bancorp, Inc.	3,984	130,835
Stock Yards Bancorp, Inc.(b)	2,580	201,730
Summit Financial Group, Inc.	1,259	36,599
Synovus Financial Corp.	13,049	520,003
Texas Capital Bancshares, Inc.(a)	4,449	266,940
Third Coast Bancshares, Inc.(a)	1,374	26,656
Tompkins Financial Corp.	1,201	99,491
Towne Bank	6,828	224,914
TriCo Bancshares	2,972	172,109
Triumph Bancorp, Inc.(a)	2,005	103,258
Trustmark Corp.	4,312	157,690
UMB Financial Corp.	4,138	344,364
Umpqua Holdings Corp.	20,358	404,717
United Bankshares, Inc.	11,004	466,019
United Community Banks, Inc.	7,109	273,696
Unity Bancorp, Inc.	988	28,316
Univest Financial Corp.	2,785	78,370
USCB Financial Holdings, Inc.(a)(b)	1,092	14,666
Valley National Bancorp	38,578	457,921
Veritex Holdings, Inc.	3,592	113,435
Washington Federal, Inc.	6,157	238,276
Washington Trust Bancorp, Inc.	1,533	74,351
Webster Financial Corp.	15,507	841,410
WesBanco, Inc.	5,372	217,244
West BanCorp., Inc.	1,364	30,649
Westamerica BanCorp	1,623	101,811
Western Alliance Bancorp	9,257	621,793
Wintrust Financial Corp.	5,362	501,990
Zions Bancorp NA	12,928	671,480

		33,961,200

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	806	300,872
Celsius Holdings, Inc.(a)(b)	4,811	438,186
Coca-Cola Consolidated, Inc.	408	198,700
Duckhorn Portfolio, Inc.(a)	2,701	39,489
MGP Ingredients, Inc.	1,151	128,969
National Beverage Corp.	2,193	103,992
Primo Water Corp.	13,198	192,559

Security	Shares	Value

Beverages (continued)
Vintage Wine Estates, Inc.(a)(b)	2,782	$7,706
Vita Coco Co., Inc.(a)	2,869	29,436

		1,439,909

Biotechnology — 4.2%
2seventy bio, Inc.(a)	3,496	55,517
4D Molecular Therapeutics, Inc.(a)	2,320	20,091
Aadi Bioscience, Inc.(a)	1,641	21,194
ACADIA Pharmaceuticals, Inc.(a)	10,011	160,476
Adicet Bio, Inc.(a)	2,792	46,040
ADMA Biologics, Inc.(a)(b)	17,926	50,551
Aduro Biotech, Inc.(c)	658	1,671
Aerovate Therapeutics, Inc.(a)(b)	826	16,115
Affimed NV(a)	14,780	26,013
Agenus, Inc.(a)	26,704	67,027
Agios Pharmaceuticals, Inc.(a)	4,780	131,641
Akero Therapeutics, Inc.(a)	2,762	116,722
Albireo Pharma, Inc.(a)	1,385	28,420
Alector, Inc.(a)(b)	5,540	50,968
Alkermes PLC(a)	13,823	313,782
Allogene Therapeutics, Inc.(a)(b)	7,422	76,447
Allovir, Inc.(a)(b)	3,368	23,340
Alpine Immune Sciences, Inc.(a)	685	4,048
ALX Oncology Holdings, Inc.(a)(b)	1,243	15,090
Amicus Therapeutics, Inc.(a)	23,958	239,580
AnaptysBio, Inc.(a)(b)	1,593	45,958
Anavex Life Sciences Corp.(a)(b)	5,401	65,730
Anika Therapeutics, Inc.(a)	967	27,482
Apellis Pharmaceuticals, Inc.(a)	8,086	489,122
Arbutus Biopharma Corp.(a)	9,788	22,904
Arcellx, Inc.(a)	2,444	57,385
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,660	29,382
Arcus Biosciences, Inc.(a)	4,485	114,278
Arcutis Biotherapeutics, Inc.(a)	3,752	66,335
Arrowhead Pharmaceuticals, Inc.(a)	8,873	308,869
Atara Biotherapeutics, Inc.(a)	6,848	31,912
Aura Biosciences, Inc.(a)(b)	1,526	18,907
Aurinia Pharmaceuticals, Inc.(a)	11,272	91,641
Avid Bioservices, Inc.(a)(b)	5,201	88,105
Avidity Biosciences, Inc.(a)(b)	4,936	70,486
Beam Therapeutics, Inc.(a)(b)	5,366	236,426
BioCryst Pharmaceuticals, Inc.(a)	15,967	213,160
Biohaven Ltd.(a)	2,621	43,430
Bioxcel Therapeutics, Inc.(a)(b)	1,152	14,504
Bluebird Bio, Inc.(a)	7,547	47,320
Blueprint Medicines Corp.(a)	5,054	261,999
Bridgebio Pharma, Inc.(a)	9,569	99,805
C4 Therapeutics, Inc.(a)(b)	3,118	29,995
CareDx, Inc.(a)	3,845	76,554
Caribou Biosciences, Inc.(a)	5,166	50,317
Catalyst Pharmaceuticals, Inc.(a)	7,894	109,490
Celldex Therapeutics, Inc.(a)	3,899	136,972
Celularity, Inc.(a)	4,295	10,007
Century Therapeutics, Inc.(a)	2,020	21,210
Cerevel Therapeutics Holdings, Inc.(a)	4,565	127,637
Chimerix, Inc.(a)	4,783	8,466
Chinook Therapeutics, Inc.(a)	3,829	83,281
Cogent Biosciences, Inc.(a)	5,527	75,444
Coherus Biosciences, Inc.(a)	6,048	52,618
Crinetics Pharmaceuticals, Inc.(a)	4,702	86,799
CTI BioPharma Corp.(a)(b)	8,241	40,381
Cullinan Oncology, Inc.(a)	1,953	25,662

3

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Cytokinetics, Inc.(a)	6,888	$300,730
Day One Biopharmaceuticals, Inc.(a)	2,551	53,928
Deciphera Pharmaceuticals, Inc.(a)	3,898	63,226
Denali Therapeutics, Inc.(a)	8,377	240,252
Design Therapeutics, Inc.(a)	2,956	46,173
Dynavax Technologies Corp.(a)(b)	10,184	116,607
Dyne Therapeutics, Inc.(a)	2,930	33,402
Eagle Pharmaceuticals, Inc.(a)	1,081	34,019
Editas Medicine, Inc.(a)	6,346	79,642
Eiger Biopharmaceuticals, Inc.(a)	3,994	20,409
Emergent BioSolutions, Inc.(a)	4,170	86,986
Enanta Pharmaceuticals, Inc.(a)	1,765	79,619
EQRx, Inc.(a)(b)	17,305	88,948
Erasca, Inc.(a)(b)	5,011	40,940
Exact Sciences Corp.(a)(b)	15,222	529,421
Exelixis, Inc.(a)	26,711	442,868
Fate Therapeutics, Inc.(a)(b)	7,272	152,130
FibroGen, Inc.(a)	7,626	124,151
Foghorn Therapeutics, Inc.(a)	1,197	10,462
Generation Bio Co.(a)	3,492	17,879
Geron Corp.(a)	28,692	63,696
Gossamer Bio, Inc.(a)	5,376	59,674
GreenLight Biosciences Holdings PBC(a)	4,845	8,624
Gtx, Inc.(b)(c)	23	24
Halozyme Therapeutics, Inc.(a)	11,421	546,038
Heron Therapeutics, Inc.(a)	7,502	28,883
HilleVax, Inc.(a)	1,153	24,651
Icosavax, Inc.(a)	1,924	6,599
Ideaya Biosciences, Inc.(a)	3,326	56,176
IGM Biosciences, Inc.(a)	1,078	21,560
Imago Biosciences, Inc.(a)(b)	2,503	42,551
ImmunityBio, Inc.(a)(b)	8,039	44,215
ImmunoGen, Inc.(a)	19,394	115,200
Immunovant, Inc.(a)	3,950	44,240
Inhibrx, Inc.(a)	2,663	85,695
Inovio Pharmaceuticals, Inc.(a)(b)	24,074	52,000
Insmed, Inc.(a)	10,207	176,785
Instil Bio, Inc.(a)(b)	6,855	22,622
Intellia Therapeutics, Inc.(a)	6,373	336,367
Intercept Pharmaceuticals, Inc.(a)	1,905	26,422
Invivyd, Inc.(a)(b)	4,704	18,581
Ionis Pharmaceuticals, Inc.(a)	12,027	531,593
Iovance Biotherapeutics, Inc.(a)(b)	12,795	119,505
Ironwood Pharmaceuticals, Inc.(a)	11,216	122,703
iTeos Therapeutics, Inc.(a)	2,248	43,791
IVERIC bio, Inc.(a)	10,110	241,831
Janux Therapeutics, Inc.(a)	1,026	18,550
Jounce Therapeutics, Inc.(a)	2,105	4,589
KalVista Pharmaceuticals, Inc.(a)	2,079	10,541
Karuna Therapeutics, Inc.(a)	2,549	559,098
Karyopharm Therapeutics, Inc.(a)	7,351	34,991
Keros Therapeutics, Inc.(a)	1,536	77,322
Kezar Life Sciences, Inc.(a)	4,775	35,884
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,061	34,957
Kinnate Biopharma, Inc.(a)	2,089	17,610
Kodiak Sciences, Inc.(a)	2,614	18,769
Kronos Bio, Inc.(a)	2,977	8,812
Krystal Biotech, Inc.(a)(b)	1,772	135,558
Kura Oncology, Inc.(a)	5,182	80,425
Kymera Therapeutics, Inc.(a)(b)	3,185	96,633
Lexicon Pharmaceuticals, Inc.(a)	9,628	20,700
Ligand Pharmaceuticals, Inc.(a)	1,305	114,383
Lyell Immunopharma, Inc.(a)(b)	14,969	88,018

Security	Shares	Value

Biotechnology (continued)
MacroGenics, Inc.(a)	4,926	$25,221
Madrigal Pharmaceuticals, Inc.(a)(b)	1,105	78,256
MannKind Corp.(a)	21,235	71,774
MeiraGTx Holdings PLC(a)	2,394	17,404
Mersana Therapeutics, Inc.(a)	7,892	62,031
MiMedx Group, Inc.(a)	8,604	25,468
Mirati Therapeutics, Inc.(a)	3,808	256,355
Mirum Pharmaceuticals, Inc.(a)(b)	1,614	36,396
Monte Rosa Therapeutics, Inc.(a)(b)	2,258	20,774
Morphic Holding, Inc.(a)	2,184	61,174
Myriad Genetics, Inc.(a)	6,773	140,472
Natera, Inc.(a)	7,360	345,626
Neurocrine Biosciences, Inc.(a)	8,189	942,718
Nkarta, Inc.(a)(b)	3,182	40,125
Novavax, Inc.(a)(b)	7,070	157,449
Nurix Therapeutics, Inc.(a)	3,690	46,974
Nuvalent, Inc., Class A(a)	2,051	73,241
Ocugen, Inc.(a)(b)	18,847	32,417
Organogenesis Holdings, Inc.(a)	5,244	17,200
Outlook Therapeutics, Inc.(a)(b)	12,799	14,847
Pardes Biosciences, Inc.(a)	3,806	4,567
PepGen, Inc.(a)	1,425	17,499
PMV Pharmaceuticals, Inc.(a)(b)	3,800	46,778
Point Biopharma Global, Inc.(a)	6,516	60,794
Praxis Precision Medicines, Inc.(a)	2,486	4,897
Precigen, Inc.(a)	6,179	10,010
Prometheus Biosciences, Inc.(a)	2,612	137,182
Protagonist Therapeutics, Inc.(a)	3,564	28,868
Prothena Corp. PLC(a)	3,023	185,733
PTC Therapeutics, Inc.(a)	5,977	226,050
Rallybio Corp.(a)(b)	1,911	18,269
RAPT Therapeutics, Inc.(a)	2,328	50,797
Recursion Pharmaceuticals, Inc., Class A(a)	11,638	122,781
REGENXBIO, Inc.(a)	3,492	82,656
Relay Therapeutics, Inc.(a)	6,623	147,163
Replimune Group, Inc.(a)	3,097	56,861
Revolution Medicines, Inc.(a)	6,145	124,498
Rigel Pharmaceuticals, Inc.(a)	11,686	8,514
Rocket Pharmaceuticals, Inc.(a)	4,120	76,879
Sage Therapeutics, Inc.(a)	4,424	166,608
Sana Biotechnology, Inc.(a)(b)	6,989	40,536
Sangamo Therapeutics, Inc.(a)	9,836	43,180
Sarepta Therapeutics, Inc.(a)	7,236	825,049
Seres Therapeutics, Inc.(a)(b)	5,442	48,216
Sorrento Therapeutics, Inc.(a)	33,923	53,259
SpringWorks Therapeutics, Inc.(a)	2,742	65,835
Stoke Therapeutics, Inc.(a)	1,805	26,804
Sutro Biopharma, Inc.(a)	3,177	23,287
Syndax Pharmaceuticals, Inc.(a)	4,391	100,817
Talaris Therapeutics, Inc.(a)	1,652	2,495
Tenaya Therapeutics, Inc.(a)	2,293	6,145
TG Therapeutics, Inc.(a)	12,437	72,383
Travere Therapeutics, Inc.(a)	5,186	112,433
Twist Bioscience Corp.(a)	4,634	152,134
Tyra Biosciences, Inc.(a)(b)	1,014	7,017
Ultragenyx Pharmaceutical, Inc.(a)	5,921	239,564
United Therapeutics Corp.(a)	3,831	883,160
Vanda Pharmaceuticals, Inc.(a)	4,585	48,005
Vaxart, Inc.(a)	10,049	16,782
Vaxcyte, Inc.(a)	5,734	250,060
VBI Vaccines, Inc.(a)	12,192	8,780
Vera Therapeutics, Inc.(a)(b)	1,165	21,716
Veracyte, Inc.(a)	5,899	118,629

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vericel Corp.(a)	4,009	$107,762
Verve Therapeutics, Inc.(a)	3,874	146,050
Vir Biotechnology, Inc.(a)	6,570	144,409
Viridian Therapeutics, Inc.(a)	2,667	53,073
VistaGen Therapeutics, Inc.(a)	12,322	1,634
Xencor, Inc.(a)	4,840	135,520
Y-mAbs Therapeutics, Inc.(a)(b)	2,861	10,328
Zentalis Pharmaceuticals, Inc.(a)	3,933	98,679
Zogenix, Inc.(b)(c)	4,246	2,887

		19,513,318

Building Products — 2.0%
A O Smith Corp.	11,156	611,126
AAON, Inc.	3,665	236,356
Advanced Drainage Systems, Inc.	5,547	642,786
Allegion PLC	7,667	803,272
American Woodmark Corp.(a)(b)	1,380	62,583
Apogee Enterprises, Inc.	1,860	85,337
Armstrong World Industries, Inc.	3,963	299,484
AZEK Co., Inc.(a)(b)	10,016	175,380
Builders FirstSource, Inc.(a)	13,323	821,496
Caesarstone Ltd.	1,412	12,539
Carlisle Cos., Inc.	4,429	1,057,645
CSW Industrials, Inc.	1,230	158,572
Fortune Brands Home & Security, Inc.	11,364	685,476
Gibraltar Industries, Inc.(a)	2,823	144,199
Griffon Corp.	4,023	129,299
Hayward Holdings, Inc.(a)	5,701	52,734
Insteel Industries, Inc.	1,559	41,080
Janus International Group, Inc.(a)(b)	6,831	65,783
JELD-WEN Holding, Inc.(a)	7,098	75,310
Lennox International, Inc.	2,772	647,456
Masonite International Corp.(a)	1,928	137,910
Owens Corning	8,453	723,661
PGT Innovations, Inc.(a)	4,849	103,332
Quanex Building Products Corp.	2,875	63,710
Resideo Technologies, Inc.(a)	12,194	288,022
Simpson Manufacturing Co., Inc.	3,823	326,790
Trex Co., Inc.(a)	9,569	460,173
UFP Industries, Inc.	5,144	366,407
View, Inc.(a)(b)	10,618	14,334
Zurn Elkay Water Solutions Corp.	10,667	250,568

		9,542,820

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	3,351	416,060
Artisan Partners Asset Management, Inc., Class A	5,209	148,509
Assetmark Financial Holdings, Inc.(a)	1,375	28,476
Associated Capital Group, Inc., Class A	121	4,876
B. Riley Financial, Inc.	1,838	74,770
Bakkt Holdings, Inc.(a)(b)	8,801	18,746
BGC Partners, Inc., Class A	27,707	109,720
Blucora, Inc.(a)	3,894	85,785
Brightsphere Investment Group, Inc.	2,495	46,956
Carlyle Group, Inc.	17,734	501,517
Cboe Global Markets, Inc.	9,133	1,137,058
Cohen & Steers, Inc.	2,067	124,351
Cowen, Inc., Class A	2,491	96,202
Diamond Hill Investment Group, Inc.	260	46,787
Donnelley Financial Solutions, Inc.(a)	2,360	95,415
Evercore, Inc., Class A	3,143	330,329
FactSet Research Systems, Inc.	3,273	1,392,629
Federated Hermes, Inc.	7,530	261,667

Security	Shares	Value

Capital Markets (continued)
Focus Financial Partners, Inc., Class A(a)(b)	4,949	$172,176
GCM Grosvenor, Inc., Class A	4,495	37,174
Hamilton Lane, Inc., Class A	3,085	184,545
Houlihan Lokey, Inc.	4,260	380,503
Invesco Ltd.	32,257	494,177
Janus Henderson Group PLC	12,027	273,855
Jefferies Financial Group, Inc.	17,439	600,076
Lazard Ltd., Class A	7,776	293,233
LPL Financial Holdings, Inc.	6,866	1,755,293
MarketAxess Holdings, Inc.	3,220	785,809
Moelis & Co., Class A	5,636	239,305
Morningstar, Inc.	2,119	491,989
Open Lending Corp., Class A(a)	9,718	69,678
Oppenheimer Holdings, Inc., Class A	680	23,406
Perella Weinberg Partners	4,552	35,870
Piper Sandler Cos.,	1,417	181,333
PJT Partners, Inc., Class A	2,069	153,934
Robinhood Markets, Inc., Class A(a)(b)	49,268	575,450
Sculptor Capital Management, Inc.	1,455	15,438
SEI Investments Co.	8,873	481,804
Silvercrest Asset Management Group, Inc., Class A	1,124	21,345
StepStone Group, Inc., Class A	4,342	128,176
Stifel Financial Corp.	8,858	548,044
StoneX Group, Inc.(a)	1,446	134,941
Value Line, Inc.	72	3,859
Victory Capital Holdings, Inc., Class A	1,411	40,806
Virtu Financial, Inc., Class A	8,645	193,475
Virtus Investment Partners, Inc.	554	95,005
WisdomTree Investments, Inc.	9,844	53,453

		13,384,005

Chemicals — 1.9%
AdvanSix, Inc.	2,242	81,564
American Vanguard Corp.	2,566	59,711
Amyris, Inc.(a)(b)	17,937	50,403
Ashland, Inc.	4,407	462,382
Aspen Aerogels, Inc.(a)	2,620	33,222
Avient Corp.	7,768	267,918
Axalta Coating Systems Ltd.(a)	19,121	445,902
Balchem Corp.	2,670	373,266
Cabot Corp.	4,717	346,605
Chase Corp.	662	62,367
Chemours Co.	13,445	384,930
Danimer Scientific, Inc.(a)(b)	6,876	18,015
Diversey Holdings Ltd.(a)	5,678	30,661
Ecovyst, Inc.(a)	6,706	66,725
Element Solutions, Inc.	19,103	328,572
FutureFuel Corp.	3,137	21,457
Ginkgo Bioworks Holdings, Inc.(a)	75,476	206,049
Hawkins, Inc.	1,729	77,857
HB Fuller Co.	4,561	317,947
Huntsman Corp.	16,550	442,878
Ingevity Corp.(a)	3,309	222,596
Innospec, Inc.	2,150	214,979
Intrepid Potash, Inc.(a)(b)	1,016	45,974
Koppers Holdings, Inc.	1,889	47,149
Kronos Worldwide, Inc.	1,507	14,317
Livent Corp.(a)(b)	14,181	447,694
LSB Industries, Inc.(a)	2,558	45,098
Mativ Holdings, Inc.	4,673	110,937
Minerals Technologies, Inc.	2,722	149,737
NewMarket Corp.	517	157,344
Olin Corp.	11,455	606,542

5

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Origin Materials, Inc.(a)	9,174	$52,108
Orion Engineered Carbons SA	5,146	82,130
Perimeter Solutions SA(a)	9,937	79,397
PureCycle Technologies, Inc.(a)(b)	8,812	72,875
Quaker Chemical Corp.	1,211	196,957
Rayonier Advanced Materials, Inc.(a)	5,389	24,520
RPM International, Inc.	11,003	1,040,554
Scotts Miracle-Gro Co.	3,461	158,895
Sensient Technologies Corp.	3,510	250,825
Stepan Co.	1,836	191,752
Tredegar Corp.	2,462	26,811
Trinseo PLC	2,993	56,328
Tronox Holdings PLC, Class A	10,561	126,732
Valhi, Inc.	183	5,000
Valvoline, Inc.	15,203	446,360

		8,952,042

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	5,942	264,478
ACCO Brands Corp.	7,945	36,547
ACV Auctions, Inc., Class A(a)	9,476	86,421
Aris Water Solution, Inc., Class A	1,830	31,165
Brady Corp., Class A	3,881	177,556
BrightView Holdings, Inc.(a)	3,342	29,811
Brink’s Co.	4,046	241,263
Casella Waste Systems, Inc., Class A(a)	4,244	347,202
Cimpress PLC(a)	1,834	42,696
Clean Harbors, Inc.(a)	4,372	535,395
CoreCivic, Inc.(a)	10,386	108,741
Deluxe Corp.	4,027	74,016
Driven Brands Holdings, Inc.(a)(b)	4,526	144,741
Ennis, Inc.	1,912	43,135
GEO Group, Inc.(a)	7,298	61,741
Harsco Corp.(a)	6,275	33,195
Healthcare Services Group, Inc.	6,388	89,176
Heritage-Crystal Clean, Inc.(a)	1,231	33,816
HNI Corp.	3,397	98,479
IAA, Inc.(a)(b)	11,523	437,067
Interface, Inc.	4,863	55,001
KAR Auction Services, Inc.(a)	9,784	142,162
Kimball International, Inc., Class B	4,124	30,476
Li-Cycle Holdings Corp.(a)(b)	10,857	64,708
Matthews International Corp., Class A	2,390	64,243
MillerKnoll, Inc.	6,817	144,384
Montrose Environmental Group, Inc.(a)	2,323	101,701
MSA Safety, Inc.	3,120	418,829
NL Industries, Inc.	244	2,137
Pitney Bowes, Inc.	8,032	24,980
Quad/Graphics, Inc.(a)	4,581	12,735
SP Plus Corp.(a)	2,024	74,949
Steelcase, Inc., Class A	7,050	54,778
Stericycle, Inc.(a)	7,872	350,934
Tetra Tech, Inc.	4,639	655,398
UniFirst Corp.	1,307	240,501
Viad Corp.(a)	1,714	63,898
VSE Corp.	852	39,439

		5,457,894

Communications Equipment — 1.1%
ADTRAN Holdings, Inc.	6,008	134,940
Aviat Networks, Inc.(a)	439	14,338
Calix, Inc.(a)	4,999	368,126
Cambium Networks Corp.(a)	746	14,435

Security	Shares	Value

Communications Equipment (continued)
Casa Systems, Inc.(a)	2,392	$7,535
Ciena Corp.(a)	13,012	623,275
Clearfield, Inc.(a)(b)	1,019	123,778
CommScope Holding Co., Inc.(a)(b)	18,357	243,047
Comtech Telecommunications Corp.	2,159	23,857
Digi International, Inc.(a)	3,036	122,442
DZS, Inc.(a)(b)	1,296	20,593
Extreme Networks, Inc.(a)	10,781	193,411
F5, Inc.(a)	5,203	743,561
Harmonic, Inc.(a)(b)	7,506	115,968
Infinera Corp.(a)(b)	16,583	93,031
Inseego Corp.(a)(b)	7,546	17,054
Juniper Networks, Inc.	27,937	854,872
Lumentum Holdings, Inc.(a)(b)	5,954	443,275
NETGEAR, Inc.(a)	2,697	52,996
NetScout Systems, Inc.(a)	6,000	215,520
Ondas Holdings, Inc.(a)	3,241	12,964
Ribbon Communications, Inc.(a)	4,753	12,595
Viasat, Inc.(a)	6,085	249,242
Viavi Solutions, Inc.(a)	19,476	294,087

		4,994,942

Construction & Engineering — 1.7%
AECOM	11,424	859,999
Ameresco, Inc., Class A(a)	2,649	160,212
API Group Corp.(a)	17,213	283,842
Arcosa, Inc.	4,177	268,163
Argan, Inc.	1,277	44,274
Comfort Systems USA, Inc.	3,027	373,169
Concrete Pumping Holdings, Inc.(a)	1,782	11,414
Construction Partners, Inc., Class A(a)(b)	3,499	108,959
Dycom Industries, Inc.(a)	2,519	297,695
EMCOR Group, Inc.	4,243	598,687
Fluor Corp.(a)	12,273	371,381
Granite Construction, Inc.	3,643	122,878
Great Lakes Dredge & Dock Corp.(a)(b)	4,995	37,762
IES Holdings, Inc.(a)	549	18,139
MasTec, Inc.(a)	5,313	409,526
MDU Resources Group, Inc.	17,520	498,970
MYR Group, Inc.(a)	1,360	119,014
Northwest Pipe Co.(a)	1,024	34,806
NV5 Global, Inc.(a)	1,171	169,736
Primoris Services Corp.	4,355	87,927
Quanta Services, Inc.	12,290	1,745,672
Sterling Infrastructure, Inc.(a)	2,267	61,186
Tutor Perini Corp.(a)	2,825	20,962
Valmont Industries, Inc.	1,843	588,322
WillScot Mobile Mini Holdings Corp.(a)	17,897	761,159

		8,053,854

Construction Materials — 0.1%
Eagle Materials, Inc.	3,295	403,012
Summit Materials, Inc., Class A(a)	10,161	267,742
U.S. Lime & Minerals, Inc.	103	12,993

		683,747

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	357	10,196
Bread Financial Holdings, Inc.	3,807	137,471
Consumer Portfolio Services, Inc.(a)	1,855	11,909
Credit Acceptance Corp.(a)(b)	566	263,541
Curo Group Holdings Corp.	1,527	7,895
Encore Capital Group, Inc.(a)	2,145	109,223
Enova International, Inc.(a)	3,031	113,632

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Ezcorp, Inc., Class A(a)	4,902	$47,353
FirstCash Holdings, Inc.	3,346	329,414
Green Dot Corp., Class A(a)	3,218	61,239
LendingClub Corp.(a)	8,658	92,121
LendingTree, Inc.(a)	1,057	26,668
Moneylion, Inc.(a)	13,990	15,669
Navient Corp.	10,038	151,975
Nelnet, Inc., Class A	1,319	117,510
NerdWallet, Inc., Class A(a)	2,259	26,521
OneMain Holdings, Inc.	10,229	394,430
Oportun Financial Corp.(a)	3,797	20,883
PRA Group, Inc.(a)	3,564	119,394
PROG Holdings, Inc.(a)	4,450	73,514
Regional Management Corp.	751	25,504
SLM Corp.	21,930	363,819
SoFi Technologies, Inc.(a)(b)	68,667	373,548
Upstart Holdings, Inc.(a)(b)	6,309	146,243
World Acceptance Corp.(a)(b)	315	25,584

		3,065,256

Containers & Packaging — 1.4%
AptarGroup, Inc.	5,686	563,767
Ardagh Metal Packaging SA	12,398	55,047
Avery Dennison Corp.	6,957	1,179,559
Berry Global Group, Inc.(a)	10,963	518,769
Crown Holdings, Inc.	10,055	689,673
Cryptyde, Inc.(a)	1,633	886
Graphic Packaging Holding Co.	26,733	613,790
Greif, Inc., Class A	2,252	149,105
Greif, Inc., Class B	451	31,935
Myers Industries, Inc.	3,021	61,296
O-I Glass, Inc.(a)	13,166	214,738
Packaging Corp. of America	8,000	961,680
Pactiv Evergreen, Inc.	4,585	50,022
Ranpak Holdings Corp.(a)	3,017	11,465
Sealed Air Corp.	12,419	591,393
Silgan Holdings, Inc.	7,381	349,564
Sonoco Products Co.	8,520	528,922
TriMas Corp.(b)	3,471	79,312

		6,650,923

Distributors — 0.2%
Funko, Inc., Class A(a)(b)	3,070	63,395
Pool Corp.	3,324	1,011,261
Weyco Group, Inc.	681	17,590

		1,092,246

Diversified Consumer Services — 0.9%
2U, Inc.(a)	6,437	39,845
ADT, Inc.(b)	17,170	145,258
Adtalem Global Education, Inc.(a)	3,897	162,505
American Public Education, Inc.(a)	2,356	30,180
Beachbody Co., Inc.(a)	14,923	15,072
Bright Horizons Family Solutions, Inc.(a)	4,927	321,832
Carriage Services, Inc.	1,301	31,757
Chegg, Inc.(a)(b)	10,472	225,881
Coursera, Inc.(a)	9,504	122,507
Duolingo, Inc.(a)	2,025	165,726
European Wax Center, Inc., Class A	2,117	30,443
Frontdoor, Inc.(a)	7,073	156,030
Graham Holdings Co., Class B	306	190,904
Grand Canyon Education, Inc.(a)	2,721	273,814
H&R Block, Inc.	13,723	564,702

Security	Shares	Value

Diversified Consumer Services (continued)
Laureate Education, Inc., Class A	9,716	$122,810
Mister Car Wash, Inc.(a)(b)	6,992	61,739
Nerdy, Inc.(a)(b)	6,580	15,989
OneSpaWorld Holdings Ltd.(a)	4,881	44,271
Perdoceo Education Corp.(a)	6,084	69,540
PowerSchool Holdings, Inc., Class A(a)	3,922	78,440
Rover Group, Inc.(a)	7,950	34,901
Service Corp. International	13,218	801,143
StoneMor, Inc.(a)	1,811	6,320
Strategic Education, Inc.	1,880	129,720
Stride, Inc.(a)	3,551	118,994
Udemy, Inc.(a)	5,934	86,340
Universal Technical Institute, Inc.(a)(b)	2,735	18,872
Vivint Smart Home, Inc.(a)(b)	7,683	58,775
WW International, Inc.(a)(b)	4,188	18,930

		4,143,240

Diversified Financial Services — 0.3%
Alerus Financial Corp.	1,396	31,131
A-Mark Precious Metals, Inc.	1,576	47,926
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	37,860
Cannae Holdings, Inc.(a)(b)	6,186	143,268
Compass Diversified Holdings	5,535	117,785
Jackson Financial, Inc., Class A	6,487	248,841
Voya Financial, Inc.	8,395	573,882

		1,200,693

Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,497	57,410
ATN International, Inc.	786	33,892
Bandwidth, Inc., Class A(a)	1,830	21,722
Charge Enterprises, Inc.(a)(b)	8,933	19,831
Cogent Communications Holdings, Inc.	3,655	191,924
Consolidated Communications Holdings, Inc.(a)	6,031	31,180
EchoStar Corp., Class A(a)(b)	2,906	54,836
Frontier Communications Parent, Inc.(a)(b)	21,313	499,151
Globalstar, Inc.(a)(b)	57,245	124,222
IDT Corp., Class B(a)	1,116	29,083
Iridium Communications, Inc.(a)	10,954	564,460
Liberty Latin America Ltd., Class A(a)	4,067	31,641
Liberty Latin America Ltd., Class C(a)	13,103	102,072
Ooma, Inc.(a)(b)	1,534	24,897
Radius Global Infrastructure, Inc., Class A(a)	6,362	59,485
Starry Group Holdings, Inc., Class A(a)	3,057	676

		1,846,482

Electric Utilities — 1.0%
ALLETE, Inc.	4,986	280,562
Hawaiian Electric Industries, Inc.	10,053	382,416
IDACORP, Inc.	4,486	469,684
MGE Energy, Inc.	3,173	216,050
NRG Energy, Inc.	20,365	904,206
OGE Energy Corp.	17,351	635,567
Otter Tail Corp.	3,460	233,273
Pinnacle West Capital Corp.	9,864	662,960
PNM Resources, Inc.	7,356	341,833
Portland General Electric Co.	7,403	332,691
Via Renewables, Inc.	861	6,018

		4,465,260

Electrical Equipment — 1.7%
Acuity Brands, Inc.	2,823	518,218
Allied Motion Technologies, Inc.	1,323	44,744

7

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Array Technologies, Inc.(a)	13,091	$236,947
Atkore, Inc.(a)	3,510	334,503
AZZ, Inc.	2,075	83,415
Babcock & Wilcox Enterprises, Inc.(a)	4,750	21,660
Blink Charging Co.(a)(b)	2,704	40,019
Bloom Energy Corp., Class A(a)	15,172	283,868
ChargePoint Holdings, Inc.(a)(b)	21,313	297,956
Encore Wire Corp.(b)	1,620	222,896
Energy Vault Holdings, Inc.(a)(b)	5,351	17,230
EnerSys	3,603	238,843
Enovix Corp.(a)	9,681	182,680
ESS Tech, Inc.(a)	7,607	32,178
Fluence Energy, Inc.(a)(b)	3,174	47,388
FTC Solar, Inc.(a)	3,585	7,421
FuelCell Energy, Inc.(a)	33,313	103,936
GrafTech International Ltd.	15,578	79,292
Heliogen, Inc.(a)	5,950	10,710
Hubbell, Inc.	4,608	1,094,308
NuScale Power Corp.(a)	3,097	34,934
nVent Electric PLC	14,266	520,709
Plug Power, Inc.(a)(b)	44,959	718,445
Powell Industries, Inc.	551	13,593
Preformed Line Products Co.	205	16,271
Regal Rexnord Corp.	5,776	730,895
Sensata Technologies Holding PLC	13,403	538,935
Shoals Technologies Group, Inc., Class A(a)	10,019	231,539
Stem, Inc.(a)	11,978	162,901
SunPower Corp.(a)	6,951	128,524
Sunrun, Inc.(a)(b)	17,527	394,533
Thermon Group Holdings, Inc.(a)	2,616	46,460
TPI Composites, Inc.(a)	3,419	34,053
Vertiv Holdings Co.	26,551	379,945
Vicor Corp.(a)	1,869	89,282

		7,939,231

Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.(a)(b)	1,646	26,320
Advanced Energy Industries, Inc.	3,141	247,040
Aeva Technologies, Inc.(a)	8,010	16,020
Akoustis Technologies, Inc.(a)	3,037	10,113
Arlo Technologies, Inc.(a)	6,797	35,005
Arrow Electronics, Inc.(a)(b)	5,536	560,575
Avnet, Inc.	8,308	333,899
Badger Meter, Inc.	2,530	284,574
Belden, Inc.	3,649	254,080
Benchmark Electronics, Inc.	2,943	83,552
Cepton, Inc.(a)	3,271	7,196
Cognex Corp.	15,125	699,229
Coherent Corp.(a)	11,030	370,718
CTS Corp.	2,846	112,474
ePlus, Inc.(a)	2,310	112,543
Evolv Technologies Holdings, Inc.(a)	7,399	21,679
Fabrinet(a)	3,216	367,910
FARO Technologies, Inc.(a)	1,527	44,604
Focus Universal, Inc.(a)	1,510	15,372
Identiv, Inc.(a)	1,707	20,569
Insight Enterprises, Inc.(a)(b)	2,662	251,586
IPG Photonics Corp.(a)	2,963	253,811
Itron, Inc.(a)	3,996	195,364
Jabil, Inc.	11,636	747,613
Kimball Electronics, Inc.(a)(b)	2,023	41,815
Knowles Corp.(a)	7,487	102,946

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Lightwave Logic, Inc.(a)(b)	9,450	$80,042
Littelfuse, Inc.	2,096	461,644
Methode Electronics, Inc.	2,945	121,422
MicroVision, Inc.(a)(b)	15,033	55,021
Mirion Technologies, Inc.(a)(b)	11,702	94,552
Napco Security Technologies, Inc.(a)(b)	2,470	70,197
National Instruments Corp.	11,302	431,510
nLight, Inc.(a)	3,492	37,609
Novanta, Inc.(a)	3,004	424,766
OSI Systems, Inc.(a)	1,241	101,985
Ouster, Inc.(a)	11,813	14,766
PAR Technology Corp.(a)(b)	2,396	68,957
PC Connection, Inc.	922	48,995
Plexus Corp.(a)	2,310	227,304
Rogers Corp.(a)	1,626	382,647
Sanmina Corp.(a)	4,872	273,076
ScanSource, Inc.(a)	2,054	63,633
SmartRent, Inc.(a)(b)	10,416	28,644
TD SYNNEX Corp.	3,776	345,542
TTM Technologies, Inc.(a)	8,814	134,942
Velodyne Lidar, Inc.(a)	21,965	21,690
Vishay Intertechnology, Inc.	11,217	234,547
Vishay Precision Group, Inc.(a)	917	30,949
Vontier Corp.	13,426	256,437

		9,227,484

Energy Equipment & Services — 1.1%
Archrock, Inc.	12,922	97,044
Borr Drilling Ltd.(a)	15,822	77,686
Bristow Group, Inc.(a)	2,083	62,365
Cactus, Inc., Class A(b)	5,186	268,220
ChampionX Corp.	17,569	502,825
Diamond Offshore Drilling, Inc.(a)	8,354	82,287
DMC Global, Inc.(a)	1,549	33,520
Dril-Quip, Inc.(a)	2,742	68,221
Expro Group Holdings NV(a)(b)	6,671	126,282
Helix Energy Solutions Group, Inc.(a)	12,441	87,087
Helmerich & Payne, Inc.	8,856	438,461
Liberty Energy, Inc., Class A(a)	12,552	212,254
Nabors Industries Ltd.(a)	741	128,956
National Energy Services Reunited Corp.(a)	3,327	25,152
Newpark Resources, Inc.(a)	5,916	21,653
NexTier Oilfield Solutions, Inc.(a)	15,531	156,553
Noble Corp. PLC(a)	6,121	220,601
NOV, Inc.	33,201	743,702
Oceaneering International, Inc.(a)	8,240	115,278
Oil States International, Inc.(a)	4,122	26,669
Patterson-UTI Energy, Inc.	18,399	324,742
ProFrac Holding Corp., Class A(a)	1,143	25,043
ProPetro Holding Corp.(a)	8,069	95,537
RPC, Inc.	6,238	69,429
Select Energy Services, Inc., Class A(a)	7,008	67,627
Solaris Oilfield Infrastructure, Inc., Class A	3,187	43,407
TETRA Technologies, Inc.(a)	9,202	45,458
Tidewater, Inc.(a)	3,812	129,227
U.S. Silica Holdings, Inc.(a)	6,759	97,262
Valaris Ltd.(a)	5,180	346,697
Weatherford International PLC(a)	5,983	249,372

		4,988,617

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)(b)	44,007	293,087
Cinemark Holdings, Inc.(a)	9,494	100,731

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
IMAX Corp.(a)	3,856	$49,087
Liberty Media Corp.-Liberty Braves, Class A(a)	890	28,382
Liberty Media Corp.-Liberty Braves, Class C(a)	3,287	102,423
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,222	115,588
Liberty Media Corp.-Liberty Formula One, Class C(a)	17,090	986,606
Lions Gate Entertainment Corp., Class A(a)	5,238	42,218
Lions Gate Entertainment Corp., Class B(a)	10,828	82,185
Madison Square Garden Entertainment Corp.(a)(b)	2,294	112,475
Madison Square Garden Sports Corp.	1,649	258,250
Marcus Corp.	1,514	22,771
Playstudios, Inc.(a)	6,414	28,927
Playtika Holding Corp.(a)	9,387	88,707
Reservoir Media, Inc.(a)	1,932	11,206
Skillz, Inc.(a)(b)	23,506	24,211
World Wrestling Entertainment, Inc., Class A	3,705	292,287

		2,639,141

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	7,051	98,503
Agree Realty Corp.	6,769	465,030
Alexander & Baldwin, Inc.	6,421	125,081
Alexander’s, Inc.	191	44,864
American Assets Trust, Inc.	4,629	127,205
American Homes 4 Rent, Class A	25,940	828,524
Americold Realty Trust, Inc.	23,528	570,554
Apartment Income REIT Corp.	13,306	511,350
Apartment Investment & Management Co., Class A	13,657	108,437
Apple Hospitality REIT, Inc.	18,527	317,182
Armada Hoffler Properties, Inc.	6,122	71,566
Ashford Hospitality Trust, Inc.(a)	3,237	26,284
Bluerock Homes Trust, Inc.	288	7,286
Braemar Hotels & Resorts, Inc.	5,143	25,355
Brandywine Realty Trust	13,623	89,367
Brixmor Property Group, Inc.	25,200	537,012
Broadstone Net Lease, Inc.	15,117	259,105
BRT Apartments Corp.	862	19,102
Camden Property Trust	8,995	1,039,372
CareTrust REIT, Inc.	7,920	147,946
CBL & Associates Properties, Inc.	2,282	65,562
Centerspace	1,383	95,842
Chatham Lodging Trust(a)	4,196	54,422
City Office REIT, Inc.	3,573	37,945
Clipper Realty, Inc.	722	5,119
Community Healthcare Trust, Inc.	2,048	70,861
Corporate Office Properties Trust	9,798	261,117
Cousins Properties, Inc.	13,653	324,395
CTO Realty Growth, Inc.	1,245	25,025
CubeSmart	19,367	810,896
DiamondRock Hospitality Co.	17,144	160,125
Diversified Healthcare Trust	21,017	28,583
Douglas Emmett, Inc.	14,591	256,656
Easterly Government Properties, Inc.	7,513	130,651
EastGroup Properties, Inc.	3,512	550,295
Elme Communities	7,345	140,216
Empire State Realty Trust, Inc., Class A	10,844	79,920
EPR Properties	6,350	245,110
Equity Commonwealth	9,597	251,058
Equity LifeStyle Properties, Inc.	15,332	980,635
Essential Properties Realty Trust, Inc.	11,606	249,761
Farmland Partners, Inc.	4,302	60,271
Federal Realty Investment Trust	7,027	695,532
First Industrial Realty Trust, Inc.	11,282	537,362

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Four Corners Property Trust, Inc.	6,637	$170,040
Franklin Street Properties Corp.	8,203	23,625
Gaming & Leisure Properties, Inc.	21,045	1,054,775
Getty Realty Corp.	2,920	91,951
Gladstone Commercial Corp.	3,405	59,894
Gladstone Land Corp.(b)	3,048	62,027
Global Medical REIT, Inc.	5,068	46,322
Global Net Lease, Inc.	9,163	112,247
Healthcare Realty Trust, Inc.	33,271	676,399
Hersha Hospitality Trust, Class A	2,133	19,517
Highwoods Properties, Inc.	9,213	260,083
Host Hotels & Resorts, Inc.	61,090	1,153,379
Hudson Pacific Properties, Inc.	12,119	133,794
Independence Realty Trust, Inc.	19,068	319,580
Indus Realty Trust, Inc.	460	23,823
Industrial Logistics Properties Trust	5,163	24,163
Innovative Industrial Properties, Inc.	2,422	261,818
InvenTrust Properties Corp.	5,989	150,923
Iron Mountain, Inc.	24,902	1,246,843
iStar, Inc.	5,517	57,818
JBG SMITH Properties	9,167	180,407
Kilroy Realty Corp.	10,123	432,657
Kimco Realty Corp.	52,206	1,116,164
Kite Realty Group Trust	18,719	367,641
Lamar Advertising Co., Class A	7,394	681,949
Life Storage, Inc.	7,318	809,444
LTC Properties, Inc.	3,428	132,561
LXP Industrial Trust	24,416	236,347
Macerich Co.	17,459	194,319
Medical Properties Trust, Inc.	50,774	581,362
National Health Investors, Inc.	3,570	202,419
National Retail Properties, Inc.	15,043	632,257
National Storage Affiliates Trust	7,393	315,385
Necessity Retail REIT, Inc.	12,262	83,872
NETSTREIT Corp.	5,448	102,531
NexPoint Residential Trust, Inc.	1,814	82,718
Office Properties Income Trust	3,857	59,012
Omega Healthcare Investors, Inc.	20,077	638,047
One Liberty Properties, Inc.	1,163	26,214
Orion Office REIT, Inc.	4,549	42,624
Outfront Media, Inc.	12,166	219,596
Paramount Group, Inc.	16,731	108,250
Park Hotels & Resorts, Inc.	19,346	253,046
Pebblebrook Hotel Trust	10,776	172,847
Phillips Edison & Co., Inc.	10,009	301,671
Physicians Realty Trust	19,288	290,477
Piedmont Office Realty Trust, Inc., Class A	11,137	116,382
Plymouth Industrial REIT, Inc.	3,367	62,088
Postal Realty Trust, Inc., Class A	1,528	23,959
PotlatchDeltic Corp.	6,933	308,449
Rayonier, Inc.	12,468	420,172
Regency Centers Corp.	14,632	885,382
Retail Opportunity Investments Corp.	11,207	162,277
Rexford Industrial Realty, Inc.	14,820	819,250
RLJ Lodging Trust	13,065	159,001
RPT Realty	6,573	61,129
Ryman Hospitality Properties, Inc.	4,587	407,876
Sabra Health Care REIT, Inc.	20,374	278,309
Safehold, Inc.(b)	2,087	61,045
Saul Centers, Inc.	846	34,644
Service Properties Trust	13,957	113,191
SITE Centers Corp.	16,329	202,153

9

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	5,427	$215,343
Spirit Realty Capital, Inc.	11,800	458,194
STAG Industrial, Inc.	15,718	496,532
STORE Capital Corp.	21,910	696,738
Summit Hotel Properties, Inc.	7,856	67,876
Sunstone Hotel Investors, Inc.	18,529	206,598
Tanger Factory Outlet Centers, Inc.	8,629	155,408
Terreno Realty Corp.	6,344	362,496
UMH Properties, Inc.	4,823	84,595
Uniti Group, Inc.	20,962	162,665
Universal Health Realty Income Trust	1,190	57,917
Urban Edge Properties	10,244	144,645
Urstadt Biddle Properties, Inc., Class A	2,994	56,108
Veris Residential, Inc.(a)	7,018	111,095
Vornado Realty Trust	15,616	368,381
Whitestone REIT	3,929	36,972
Xenia Hotels & Resorts, Inc.	9,881	168,768

		33,714,960

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	14,367	294,667
Andersons, Inc.	2,922	103,059
BJ’s Wholesale Club Holdings, Inc.(a)	11,541	893,273
Casey’s General Stores, Inc.	3,217	748,628
Chefs’ Warehouse, Inc.(a)	2,953	108,168
Fresh Market, Inc.(c)	290	—
Grocery Outlet Holding Corp.(a)	7,759	268,229
HF Foods Group, Inc.(a)	2,066	9,566
Ingles Markets, Inc., Class A	1,261	119,001
Natural Grocers by Vitamin Cottage, Inc.	452	5,198
Performance Food Group Co.(a)	12,944	673,606
PriceSmart, Inc.	2,092	133,825
Rite Aid Corp.(a)	5,838	30,474
SpartanNash Co.	2,858	102,059
Sprouts Farmers Market, Inc.(a)	9,127	269,246
U.S. Foods Holding Corp.(a)	17,334	515,860
United Natural Foods, Inc.(a)	4,881	207,003
Village Super Market, Inc., Class A	548	12,188
Weis Markets, Inc.	1,485	139,100

		4,633,150

Food Products — 1.4%
Alico, Inc.	655	20,056
AppHarvest, Inc.(a)(b)	5,368	11,434
B&G Foods, Inc.(b)	6,401	104,848
Benson Hill, Inc.(a)	15,385	52,155
Beyond Meat, Inc.(a)(b)	5,249	82,409
BRC, Inc.(a)(b)	2,634	19,097
Calavo Growers, Inc.	1,546	53,476
Cal-Maine Foods, Inc.	3,196	180,606
Darling Ingredients, Inc.(a)	13,803	1,083,259
Flowers Foods, Inc.	16,095	462,087
Fresh Del Monte Produce, Inc.	2,655	69,242
Freshpet, Inc.(a)(b)	4,015	236,684
Hain Celestial Group, Inc.(a)	6,172	115,478
Hostess Brands, Inc.(a)	11,593	306,983
Ingredion, Inc.	5,738	511,371
J & J Snack Foods Corp.	1,339	197,650
John B Sanfilippo & Son, Inc.	868	72,400
Lamb Weston Holdings, Inc.	12,491	1,076,974
Lancaster Colony Corp.(b)	1,641	295,840
Landec Corp.(a)	2,948	29,333
Local Bounti Corp.(a)(b)	5,193	15,371
Mission Produce, Inc.(a)	3,037	50,536

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)	3,934	$90,679
Post Holdings, Inc.(a)	4,815	435,372
Seaboard Corp.	20	74,928
Seneca Foods Corp., Class A(a)	468	29,535
Simply Good Foods Co.(a)	7,725	295,868
Sovos Brands, Inc.(a)	3,563	49,383
SunOpta, Inc.(a)(b)	8,079	90,727
Tattooed Chef, Inc.(a)(b)	3,676	17,461
Tootsie Roll Industries, Inc.	1,507	60,868
TreeHouse Foods, Inc.(a)	4,337	217,891
Utz Brands, Inc.	5,490	88,993
Vital Farms, Inc.(a)	2,735	36,211
Whole Earth Brands, Inc.(a)	3,360	11,592

		6,546,797

Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A	8,222	354,533
Chesapeake Utilities Corp.	1,336	166,172
National Fuel Gas Co.	7,527	507,997
New Jersey Resources Corp.	8,283	369,753
Northwest Natural Holding Co.	2,989	143,741
ONE Gas, Inc.	4,630	358,732
South Jersey Industries, Inc.	10,583	366,912
Southwest Gas Holdings, Inc.	5,824	425,560
Spire, Inc.	4,616	322,243
UGI Corp.	18,272	645,550

		3,661,193

Health Care Equipment & Supplies — 2.7%
Alphatec Holdings, Inc.(a)	6,481	66,365
AngioDynamics, Inc.(a)	3,024	42,608
Artivion, Inc.(a)	3,333	37,196
AtriCure, Inc.(a)	4,049	170,544
Atrion Corp.(b)	102	61,232
Avanos Medical, Inc.(a)	4,170	92,366
Axogen, Inc.(a)	3,861	44,093
Axonics, Inc.(a)	4,105	300,240
BioLife Solutions, Inc.(a)	2,972	69,901
Bioventus, Inc., Class A(a)	2,120	17,257
Butterfly Network, Inc.(a)(b)	12,367	60,598
Cardiovascular Systems, Inc.(a)	3,160	45,630
Cerus Corp.(a)	13,209	48,345
CONMED Corp.	2,504	199,644
CryoPort, Inc.(a)	3,836	106,487
Cue Health, Inc.(a)	8,872	35,222
Cutera, Inc.(a)	1,552	71,345
Dentsply Sirona, Inc.	18,852	581,019
Embecta Corp.	5,066	156,641
Enovis Corp.(a)(b)	4,543	224,651
Envista Holdings Corp.(a)	14,133	466,530
Figs, Inc., Class A(a)	10,562	77,948
Glaukos Corp.(a)	4,016	225,177
Globus Medical, Inc., Class A(a)	6,624	443,808
Haemonetics Corp.(a)	4,311	366,220
Heska Corp.(a)(b)	920	66,019
ICU Medical, Inc.(a)	1,742	258,530
Inari Medical, Inc.(a)	4,084	314,182
Inogen, Inc.(a)	2,259	51,189
Inspire Medical Systems, Inc.(a)	2,365	461,057
Integer Holdings Corp.(a)	2,863	178,451
Integra LifeSciences Holdings Corp.(a)(b)	6,206	311,852
iRadimed Corp.	786	22,833
iRhythm Technologies, Inc.(a)	2,556	325,864
Lantheus Holdings, Inc.(a)	5,768	426,774

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	1,643	$71,306
LivaNova PLC(a)	4,500	211,950
Masimo Corp.(a)	4,130	543,508
Meridian Bioscience, Inc.(a)	3,579	114,421
Merit Medical Systems, Inc.(a)	4,649	319,712
Mesa Laboratories, Inc.	477	63,064
Nano-X Imaging Ltd.(a)(b)	3,726	52,909
Neogen Corp.(a)	9,411	124,225
Nevro Corp.(a)	2,922	112,030
Novocure Ltd.(a)(b)	8,938	631,559
NuVasive, Inc.(a)	4,449	196,334
Omnicell, Inc.(a)	3,814	294,899
OraSure Technologies, Inc.(a)	4,986	21,739
Orthofix Medical, Inc.(a)	1,696	27,238
OrthoPediatrics Corp.(a)(b)	1,209	51,370
Outset Medical, Inc.(a)	4,534	70,458
Paragon 28, Inc.(a)	3,857	77,024
Penumbra, Inc.(a)(b)	3,094	530,528
PROCEPT BioRobotics Corp.(a)(b)	2,123	96,448
Pulmonx Corp.(a)	2,921	39,025
QuidelOrtho Corp.(a)	4,198	377,064
RxSight, Inc.(a)	1,967	24,470
SeaSpine Holdings Corp.(a)	2,063	13,265
Senseonics Holdings, Inc.(a)(b)	38,020	44,864
Shockwave Medical, Inc.(a)	3,056	895,866
SI-BONE, Inc.(a)	2,887	56,123
Sight Sciences, Inc.(a)(b)	1,934	15,143
Silk Road Medical, Inc.(a)(b)	2,852	125,716
STAAR Surgical Co.(a)	4,136	293,118
Surmodics, Inc.(a)	1,066	36,393
Tactile Systems Technology, Inc.(a)	1,405	10,453
Tandem Diabetes Care, Inc.(a)	5,544	311,296
TransMedics Group, Inc.(a)	2,625	126,578
Treace Medical Concepts, Inc.(a)	2,950	72,216
UFP Technologies, Inc.(a)	654	61,378
Utah Medical Products, Inc.	201	18,000
Varex Imaging Corp.(a)(b)	3,059	67,635
Vicarious Surgical, Inc.(a)	5,566	21,540
ViewRay, Inc.(a)	13,478	57,821
Zimvie, Inc.(a)	1,890	16,575
Zynex, Inc.	2,701	30,791

		12,753,870

Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	15,478	264,674
23andMe Holding Co., Class A(a)	22,960	72,094
Acadia Healthcare Co., Inc.(a)	7,596	617,555
Accolade, Inc.(a)	5,919	63,807
AdaptHealth Corp.(a)(b)	6,633	151,232
Addus HomeCare Corp.(a)	1,283	131,405
Agiliti, Inc.(a)(b)	2,280	39,832
Agilon Health, Inc.(a)(b)	16,512	327,763
AirSculpt Technologies, Inc.	1,598	10,834
Alignment Healthcare, Inc.(a)	7,129	94,388
Amedisys, Inc.(a)	2,780	271,300
AMN Healthcare Services, Inc.(a)	3,769	473,009
Apollo Medical Holdings, Inc.(a)	3,615	128,188
ATI Physical Therapy, Inc.(a)	8,934	9,738
Aveanna Healthcare Holdings, Inc.(a)	2,434	3,383
Brookdale Senior Living, Inc.(a)	14,540	64,994
Cano Health, Inc.(a)	13,820	49,476
CareMax, Inc.(a)	5,496	38,692
Castle Biosciences, Inc.(a)	2,129	54,332

Security	Shares	Value

Health Care Providers & Services (continued)
Chemed Corp.	1,255	$585,922
Clover Health Investments Corp.(a)(b)	32,497	51,345
Community Health Systems, Inc.(a)	13,993	40,160
CorVel Corp.(a)	765	125,621
Cross Country Healthcare, Inc.(a)	3,344	124,029
DaVita, Inc.(a)(b)	4,967	362,641
DocGo, Inc.(a)	6,893	68,241
Encompass Health Corp.	8,524	464,046
Enhabit, Inc.(a)	3,958	49,158
Ensign Group, Inc.	4,560	409,397
Fulgent Genetics, Inc.(a)	1,832	72,602
Guardant Health, Inc.(a)(b)	8,501	420,799
HealthEquity, Inc.(a)	7,160	557,836
Henry Schein, Inc.(a)(b)	11,708	801,530
Hims & Hers Health, Inc.(a)	10,833	49,182
Innovage Holding Corp.(a)	1,143	7,075
Invitae Corp.(a)(b)	21,028	54,252
Joint Corp.(a)	1,125	18,585
LHC Group, Inc.(a)	2,570	429,447
LifeStance Health Group, Inc.(a)(b)	5,456	41,193
ModivCare, Inc.(a)	1,111	108,034
National HealthCare Corp.	1,076	65,550
National Research Corp.	1,346	54,823
Oak Street Health, Inc.(a)(b)	9,606	194,329
Oncology Institute, Inc.(a)	3,818	17,334
OPKO Health, Inc.(a)	34,156	64,896
Option Care Health, Inc.(a)	13,254	401,066
Owens & Minor, Inc.	6,276	106,692
P3 Health Partners, Inc.(a)(b)	3,386	16,761
Patterson Cos., Inc.	7,582	196,904
Pediatrix Medical Group, Inc.(a)	6,992	135,645
Pennant Group, Inc.(a)	2,190	26,959
PetIQ, Inc.(a)	2,381	19,572
Premier, Inc., Class A	10,272	358,287
Privia Health Group, Inc.(a)(b)	3,963	132,681
Progyny, Inc.(a)	6,535	290,611
R1 RCM, Inc.(a)	12,756	225,271
RadNet, Inc.(a)(b)	4,116	78,698
Select Medical Holdings Corp.	8,768	225,162
Sema4 Holdings Corp.(a)(b)	16,646	17,145
Signify Health, Inc., Class A(a)(b)	5,965	174,357
Surgery Partners, Inc.(a)	3,342	90,869
Tenet Healthcare Corp.(a)	9,058	401,813
U.S. Physical Therapy, Inc.	1,177	104,518
Universal Health Services, Inc., Class B	5,570	645,396

		11,753,130

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)	9,033	132,785
American Well Corp., Class A(a)(b)	19,284	78,872
Babylon Holdings Ltd., Class A(a)	12,883	6,100
Certara, Inc.(a)	10,235	125,174
Computer Programs & Systems, Inc.(a)	1,293	41,764
Definitive Healthcare Corp.(a)	2,633	41,549
Doximity, Inc., Class A(a)(b)	9,671	255,991
Evolent Health, Inc., Class A(a)	6,944	220,889
Health Catalyst, Inc.(a)	4,167	36,753
HealthStream, Inc.(a)	2,377	58,712
Multiplan Corp.(a)(b)	30,982	88,918
NextGen Healthcare, Inc.(a)	5,101	102,224
Nutex Health, Inc.(a)(b)	4,789	3,855
OptimizeRx Corp.(a)	1,290	19,885
Pear Therapeutics, Inc.(a)	5,684	15,631

11

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Phreesia, Inc.(a)	4,342	$118,623
Schrodinger, Inc.(a)	4,551	109,088
Sharecare, Inc.(a)(b)	27,303	52,422
Simulations Plus, Inc.	1,296	53,784
Teladoc Health, Inc.(a)	14,070	417,035

		1,980,054

Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc.(a)	4,658	45,742
Aramark	19,776	721,824
Bally’s Corp.(a)(b)	3,318	74,788
Biglari Holdings, Inc., Class B(a)	53	7,311
BJ’s Restaurants, Inc.(a)	1,715	56,338
Bloomin’ Brands, Inc.	7,457	179,043
Bluegreen Vacations Holding Corp.	1,072	18,556
Bowlero Corp.(a)(b)	3,182	46,330
Boyd Gaming Corp.	6,818	393,808
Brinker International, Inc.(a)	3,927	131,123
Century Casinos, Inc.(a)	1,954	15,534
Cheesecake Factory, Inc.	4,306	154,198
Choice Hotels International, Inc.	2,959	384,197
Churchill Downs, Inc.	3,084	641,194
Chuy’s Holdings, Inc.(a)	1,332	39,028
Cracker Barrel Old Country Store, Inc.	2,021	230,839
Dave & Buster’s Entertainment, Inc.(a)	3,730	148,640
Denny’s Corp.(a)	5,418	61,386
Dine Brands Global, Inc.	1,348	97,177
El Pollo Loco Holdings, Inc.(b)	1,165	11,697
Everi Holdings, Inc.(a)	7,371	139,902
F45 Training Holdings, Inc.(a)	2,829	9,449
First Watch Restaurant Group, Inc.(a)	848	14,458
Full House Resorts, Inc.(a)	3,467	24,304
Golden Entertainment, Inc.(a)	1,736	73,294
Hilton Grand Vacations, Inc.(a)(b)	7,374	289,356
Hyatt Hotels Corp., Class A(a)(b)	4,156	391,537
Inspired Entertainment, Inc.(a)	2,177	22,292
International Game Technology PLC	8,232	165,052
Jack in the Box, Inc.	1,881	165,961
Krispy Kreme, Inc.(b)	6,487	93,088
Kura Sushi USA, Inc., Class A(a)	513	40,542
Life Time Group Holdings, Inc.(a)	3,198	33,547
Light & Wonder, Inc., Class A(a)(b)	8,008	449,569
Lindblad Expeditions Holdings, Inc.(a)(b)	2,475	20,765
Marriott Vacations Worldwide Corp.	3,264	482,289
Monarch Casino & Resort, Inc.(a)(b)	1,230	97,674
NEOGAMES SA(a)	937	16,116
Noodles & Co.(a)	3,368	19,602
Norwegian Cruise Line Holdings Ltd.(a)(b)	36,525	616,907
ONE Group Hospitality, Inc.(a)	2,056	15,379
Papa John’s International, Inc.	2,826	205,252
Penn Entertainment, Inc.(a)(b)	13,387	443,110
Planet Fitness, Inc., Class A(a)	7,325	479,641
Portillo’s, Inc., Class A(a)(b)	2,082	44,638
RCI Hospitality Holdings, Inc.	817	68,979
Red Rock Resorts, Inc., Class A	4,269	177,804
Rush Street Interactive, Inc.(a)	6,429	26,680
Ruth’s Hospitality Group, Inc.	3,031	62,984
SeaWorld Entertainment, Inc.(a)(b)	3,488	202,862
Shake Shack, Inc., Class A(a)	3,175	176,435
Six Flags Entertainment Corp.(a)	6,644	148,161
Sonder Holdings, Inc.(a)(b)	19,659	43,053
Sweetgreen, Inc., Class A(a)(b)	7,234	134,552

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Target Hospitality Corp.(a)	3,536	$43,033
Texas Roadhouse, Inc.	5,694	563,421
Travel & Leisure Co.	7,154	271,709
Vacasa, Inc., Class A(a)(b)	10,256	37,434
Vail Resorts, Inc.	3,493	765,421
Wendy’s Co.	14,337	297,923
Wingstop, Inc.	2,518	398,826
Wyndham Hotels & Resorts, Inc.	7,512	570,386
Wynn Resorts Ltd.(a)(b)	9,053	578,487
Xponential Fitness, Inc., Class A(a)	1,788	34,598

		12,415,225

Household Durables — 1.4%
Aterian, Inc.(a)(b)	7,175	7,892
Beazer Homes USA, Inc.(a)	1,948	22,032
Cavco Industries, Inc.(a)	765	173,403
Century Communities, Inc.	2,335	103,931
Dream Finders Homes, Inc., Class A(a)(b)	2,017	22,389
Ethan Allen Interiors, Inc.	2,152	55,070
GoPro, Inc., Class A(a)(b)	10,116	55,132
Green Brick Partners, Inc.(a)	2,304	53,292
Helen of Troy Ltd.(a)	2,106	199,270
Hovnanian Enterprises, Inc., Class A(a)	380	15,325
Installed Building Products, Inc.	1,982	170,452
iRobot Corp.(a)(b)	2,309	130,458
KB Home	6,820	196,552
Landsea Homes Corp.(a)(b)	1,637	7,956
La-Z-Boy, Inc.	3,559	88,156
Legacy Housing Corp.(a)	600	11,136
Leggett & Platt, Inc.	11,675	394,031
LGI Homes, Inc.(a)	1,769	162,836
Lifetime Brands, Inc.	937	8,025
Lovesac Co.(a)	1,011	24,608
M/I Homes, Inc.(a)	2,541	105,426
MDC Holdings, Inc.	4,697	143,071
Meritage Homes Corp.(a)	3,144	239,447
Mohawk Industries, Inc.(a)(b)	4,585	434,429
Newell Brands, Inc.	32,750	452,277
PulteGroup, Inc.	19,957	798,080
Purple Innovation, Inc.(a)(b)	4,278	15,059
Skyline Champion Corp.(a)	4,486	261,130
Snap One Holdings Corp.(a)	1,129	13,458
Sonos, Inc.(a)	11,140	179,577
Taylor Morrison Home Corp.(a)	9,619	253,364
Tempur Sealy International, Inc.	14,232	382,698
Toll Brothers, Inc.	9,387	404,392
TopBuild Corp.(a)	2,768	470,948
Traeger, Inc.(a)	3,244	13,463
Tri Pointe Homes, Inc.(a)	8,644	144,787
Tupperware Brands Corp.(a)	3,714	28,709
Universal Electronics, Inc.(a)	894	18,247
Vizio Holding Corp., Class A(a)	5,660	63,392
Vuzix Corp.(a)	4,194	20,970
Weber, Inc., Class A(b)	2,944	19,607

		6,364,477

Household Products — 0.2%
Central Garden & Pet Co.(a)	915	37,762
Central Garden & Pet Co., Class A(a)	3,396	132,920
Energizer Holdings, Inc.	5,662	163,575
Reynolds Consumer Products, Inc.	4,891	149,371

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	3,399	$156,830
WD-40 Co.	1,175	188,188

		828,646

Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.(a)(b)	3,530	35,159
Brookfield Renewable Corp., Class A	10,967	340,306
Clearway Energy, Inc., Class A	3,380	109,275
Clearway Energy, Inc., Class C	7,101	246,689
Montauk Renewables, Inc.(a)(b)	5,882	88,053
Ormat Technologies, Inc.	3,920	354,564
Sunnova Energy International, Inc.(a)(b)	8,606	159,555
Vistra Corp.	35,181	808,108

		2,141,709

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A(b)	1,984	50,830

Insurance — 3.5%
Ambac Financial Group, Inc.(a)	4,615	64,841
American Equity Investment Life Holding Co.	6,285	270,758
American Financial Group, Inc.	5,904	856,729
AMERISAFE, Inc.	1,647	96,201
Argo Group International Holdings Ltd.	2,546	63,319
Assurant, Inc.	4,596	624,413
Assured Guaranty Ltd.	5,364	317,495
Axis Capital Holdings Ltd.	7,001	382,745
Bright Health Group, Inc.(a)	20,063	20,665
Brighthouse Financial, Inc.(a)	6,200	353,834
Brown & Brown, Inc.	20,511	1,205,842
BRP Group, Inc., Class A(a)	5,246	148,724
CNO Financial Group, Inc.	10,167	224,284
Crawford & Co., Class A	1,123	6,727
Donegal Group, Inc., Class A	2,178	31,886
eHealth, Inc.(a)	1,827	4,896
Employers Holdings, Inc.	1,304	56,867
Enstar Group Ltd.(a)	965	193,502
Erie Indemnity Co., Class A(b)	2,188	562,338
Everest Re Group Ltd.	3,396	1,095,753
First American Financial Corp.	8,552	431,021
Genworth Financial, Inc., Class A(a)	33,748	157,603
Globe Life, Inc.	7,776	898,283
Goosehead Insurance, Inc., Class A(a)	1,670	69,322
Greenlight Capital Re Ltd., Class A(a)	2,446	20,644
Hanover Insurance Group, Inc.	3,116	456,463
HCI Group, Inc.	677	24,805
Hippo Holdings, Inc.(a)(b)	1,490	25,747
Horace Mann Educators Corp.	2,534	99,992
Investors Title Co.	146	21,455
James River Group Holdings Ltd.	2,003	50,616
Kemper Corp.	5,561	265,093
Kinsale Capital Group, Inc.	1,859	585,901
Lemonade, Inc.(a)	4,016	97,187
Lincoln National Corp.	14,867	800,885
MBIA, Inc.(a)	3,954	42,545
Mercury General Corp.	2,379	68,991
National Western Life Group, Inc., Class A	203	40,198
NI Holdings, Inc.(a)	788	10,701
Old Republic International Corp.	25,241	585,844
Oscar Health, Inc., Class A(a)	10,292	38,389
Palomar Holdings, Inc.(a)	2,076	184,681
Primerica, Inc.	3,254	470,854
ProAssurance Corp.	2,856	63,432

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	5,823	$856,971
RenaissanceRe Holdings Ltd.	3,789	586,082
RLI Corp.	3,462	450,302
Root, Inc./OH, Class A(a)(b)	886	7,558
Ryan Specialty Holdings, Inc.(a)(b)	6,999	313,905
Safety Insurance Group, Inc.	854	74,255
Selective Insurance Group, Inc.	5,253	515,214
Selectquote, Inc.(a)	10,164	6,851
SiriusPoint Ltd.(a)	9,368	60,143
Stewart Information Services Corp.	1,624	63,271
Tiptree, Inc.	2,680	32,642
Trean Insurance Group, Inc.(a)	3,988	14,636
Trupanion, Inc.(a)(b)	3,292	166,147
United Fire Group, Inc.	1,943	52,655
Universal Insurance Holdings, Inc.	1,866	18,735
Unum Group	17,345	790,759
White Mountains Insurance Group Ltd.	240	339,876

		16,442,473

Interactive Media & Services — 0.4%
Arena Group Holdings, Inc.(a)	1,367	19,275
Bumble, Inc., Class A(a)(b)	7,428	188,671
Cargurus, Inc.(a)	8,437	122,843
Cars.com, Inc.(a)	5,338	74,091
DHI Group, Inc.(a)	3,723	23,827
Eventbrite, Inc., Class A(a)(b)	6,080	39,946
EverQuote, Inc., Class A(a)	1,321	8,045
fuboTV, Inc.(a)(b)	18,041	66,030
IAC, Inc.(a)	6,827	332,338
MediaAlpha, Inc., Class A(a)(b)	1,382	15,174
Outbrain, Inc.(a)	4,296	18,387
QuinStreet, Inc.(a)	4,180	47,694
Shutterstock, Inc.	2,122	106,164
TripAdvisor, Inc.(a)(b)	8,694	205,352
TrueCar, Inc.(a)	6,796	12,233
Vimeo, Inc.(a)	10,895	41,401
Vinco Ventures, Inc.(a)(b)	16,325	14,882
Yelp, Inc.(a)	5,841	224,353
Ziff Davis, Inc.(a)	3,904	302,130
ZipRecruiter, Inc., Class A(a)(b)	6,613	110,900

		1,973,736

Internet & Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(a)	3,762	27,425
1stdibs.com, Inc.(a)	1,183	8,009
BARK, Inc.(a)	11,542	21,122
CarParts.com, Inc.(a)	3,447	16,132
ContextLogic, Inc., Class A(a)	47,200	36,958
Duluth Holdings, Inc., Class B(a)	688	5,986
Groupon, Inc.(a)(b)	1,920	14,150
Lands’ End, Inc.(a)	952	9,977
Liquidity Services, Inc.(a)	1,902	32,676
Lulu’s Fashion Lounge Holdings, Inc.(a)	2,224	13,922
Overstock.com, Inc.(a)	3,709	86,234
PetMed Express, Inc.	1,754	37,395
Porch Group, Inc.(a)(b)	6,376	8,671
Poshmark, Inc., Class A(a)	4,190	74,834
Quotient Technology, Inc.(a)	5,899	14,512
Qurate Retail, Inc., Series A	30,886	72,273
RealReal, Inc.(a)	5,872	9,924
Rent the Runway, Inc., Class A(a)	4,860	9,477
Revolve Group, Inc.(a)(b)	3,418	82,032
RumbleON, Inc., Class B(a)	1,229	20,119

13

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix, Inc., Class A(a)	6,141	$24,564
ThredUp, Inc., Class A(a)	5,918	7,279
Vivid Seats, Inc., Class A(a)	2,502	20,516
Wayfair, Inc., Class A(a)(b)	6,926	262,634
Xometry, Inc., Class A(a)(b)	3,013	180,961

		1,097,782

IT Services — 2.6%
Affirm Holdings, Inc.(a)(b)	15,054	302,134
Amdocs Ltd.	10,287	887,871
AvidXchange Holdings, Inc.(a)	12,079	109,919
BigCommerce Holdings, Inc., Series-1(a)(b)	5,459	81,121
Brightcove, Inc.(a)	2,788	18,680
Cantaloupe, Inc.(a)	4,940	16,549
Cass Information Systems, Inc.	1,080	46,202
Cerberus Cyber Sentinel Corp.(a)(b)	3,857	13,345
Concentrix Corp.	3,727	455,551
Conduent, Inc.(a)	14,456	59,559
Core Scientific, Inc.(a)	22,671	4,534
CSG Systems International, Inc.	2,650	171,376
Cyxtera Technologies, Inc.(a)(b)	3,272	7,918
DigitalOcean Holdings, Inc.(a)(b)	5,838	209,701
DXC Technology Co.(a)	20,226	581,497
Edgio, Inc.(a)	12,859	34,591
Euronet Worldwide, Inc.(a)	4,049	340,156
EVERTEC, Inc.	5,123	183,455
Evo Payments, Inc., Class A(a)	3,889	131,020
ExlService Holdings, Inc.(a)	2,748	499,724
Fastly, Inc., Class A(a)(b)	9,287	78,847
Flywire Corp.(a)	4,795	105,250
Genpact Ltd.	15,561	754,708
Globant SA(a)(b)	3,542	668,305
Grid Dynamics Holdings, Inc.(a)	4,287	58,346
Hackett Group, Inc.	2,089	45,624
I3 Verticals, Inc., Class A(a)	1,955	42,541
IBEX Holdings Ltd.(a)	349	6,711
Information Services Group, Inc.	3,455	18,761
International Money Express, Inc.(a)	2,814	76,062
Jack Henry & Associates, Inc.	6,258	1,245,717
Kyndryl Holdings, Inc.(a)	18,039	174,437
Marqeta, Inc., Class A(a)(b)	38,089	300,141
Maximus, Inc.	5,287	326,049
MoneyGram International, Inc.(a)	8,023	84,964
Paya Holdings, Inc.(a)	7,332	58,949
Payoneer Global, Inc.(a)	18,290	141,748
Paysafe Ltd.(a)(b)	28,678	41,870
Perficient, Inc.(a)	2,911	194,950
PFSweb, Inc.(a)	1,688	16,154
Priority Technology Holdings, Inc.(a)	789	4,048
Rackspace Technology, Inc.(a)(b)	6,892	35,494
Remitly Global, Inc.(a)	8,217	95,482
Repay Holdings Corp.(a)	8,203	49,956
Sabre Corp.(a)	29,314	170,314
Shift4 Payments, Inc., Class A(a)(b)	4,434	203,831
SolarWinds Corp.(a)	4,532	42,284
Squarespace, Inc., Class A(a)	2,599	57,724
StoneCo Ltd., Class A(a)	23,663	248,461
Switch, Inc., Class A	12,574	428,145
Thoughtworks Holding, Inc.(a)	7,105	68,279
Toast, Inc., Class A(a)(b)	21,653	478,315
TTEC Holdings, Inc.	1,703	75,732
Tucows, Inc., Class A(a)(b)	714	32,094

Security	Shares	Value

IT Services (continued)
Unisys Corp.(a)	6,565	$55,803
Verra Mobility Corp.(a)	12,397	211,617
Western Union Co.	32,991	445,708
WEX, Inc.(a)	3,765	617,987
Wix.com Ltd.(a)	4,722	397,120

		12,313,431

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,906	135,333
AMMO, Inc.(a)(b)	6,541	21,258
Brunswick Corp.	6,360	449,461
Clarus Corp.	1,641	19,873
Johnson Outdoors, Inc., Class A	523	27,520
Latham Group, Inc.(a)	3,286	14,524
Malibu Boats, Inc., Class A(a)(b)	1,612	85,275
Marine Products Corp.	440	4,400
MasterCraft Boat Holdings, Inc.(a)	1,528	33,249
Mattel, Inc.(a)	30,427	576,896
Peloton Interactive, Inc., Class A(a)	25,972	218,165
Polaris, Inc.	4,852	492,963
Smith & Wesson Brands, Inc.	3,557	40,159
Solo Brands, Inc., Class A(a)(b)	1,003	4,142
Sturm Ruger & Co., Inc.	1,584	88,910
Topgolf Callaway Brands Corp.(a)	11,757	220,091
Vista Outdoor, Inc.(a)	4,681	135,936
YETI Holdings, Inc.(a)	7,362	236,173

		2,804,328

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)(b)	7,924	215,374
AbCellera Biologics, Inc.(a)	18,192	215,211
Absci Corp.(a)	4,330	13,683
Adaptive Biotechnologies Corp.(a)	9,586	74,579
Akoya Biosciences, Inc.(a)	1,301	17,889
Alpha Teknova, Inc.(a)	583	2,676
Azenta, Inc.	6,313	280,297
Berkeley Lights, Inc.(a)	3,806	8,449
Bionano Genomics, Inc.(a)(b)	27,759	64,956
Bio-Techne Corp.	3,344	990,694
Bruker Corp.	9,326	576,720
Charles River Laboratories International, Inc.(a)(b)	4,341	921,377
Codexis, Inc.(a)	4,539	25,509
Cytek Biosciences, Inc.(a)	9,450	146,664
Inotiv, Inc.(a)	1,235	25,663
Maravai LifeSciences Holdings, Inc., Class A(a)	9,314	154,612
MaxCyte, Inc.(a)	7,255	50,205
Medpace Holdings, Inc.(a)	2,128	472,373
NanoString Technologies, Inc.(a)(b)	3,418	35,752
Nautilus Biotechnology, Inc.(a)(b)	6,865	16,957
NeoGenomics, Inc.(a)	10,322	78,499
Pacific Biosciences of California, Inc.(a)	19,604	165,458
QIAGEN NV(a)	19,424	846,109
Quanterix Corp.(a)	3,555	39,354
Quantum-Si, Inc.(a)	8,727	26,443
Repligen Corp.(a)	4,781	872,485
Science 37 Holdings, Inc.(a)(b)	6,337	9,189
Seer, Inc., Class A(a)(b)	4,441	34,773
Singular Genomics Systems, Inc.(a)	3,745	9,962
SomaLogic, Inc.(a)	14,520	50,384
Sotera Health Co.(a)	8,301	57,111
Syneos Health, Inc.(a)	8,898	448,281

		6,947,688

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 3.9%
3D Systems Corp.(a)	10,669	$94,207
AGCO Corp.	5,396	670,021
Alamo Group, Inc.	817	124,249
Albany International Corp., Class A	2,617	239,770
Allison Transmission Holdings, Inc.	8,437	356,463
Altra Industrial Motion Corp.	5,460	328,364
Ardagh Group SA(a)	1,258	9,536
Astec Industries, Inc.	1,953	85,248
Barnes Group, Inc.	4,454	157,538
Berkshire Grey, Inc.(a)	5,814	7,791
Blue Bird Corp.(a)	1,719	15,763
Chart Industries, Inc.(a)(b)	3,119	695,163
CIRCOR International, Inc.(a)	1,593	32,927
Columbus McKinnon Corp.	2,230	63,600
Crane Holdings Co.	4,059	407,280
Desktop Metal, Inc., Class A(a)(b)	23,107	58,461
Donaldson Co., Inc.	10,648	611,728
Douglas Dynamics, Inc.	1,729	58,700
Energy Recovery, Inc.(a)	4,872	125,357
Enerpac Tool Group Corp.	4,943	125,602
EnPro Industries, Inc.	1,750	186,375
Esab Corp.	4,519	168,559
ESCO Technologies, Inc.	2,145	184,835
Evoqua Water Technologies Corp.(a)	9,891	387,529
Federal Signal Corp.	5,142	239,874
Flowserve Corp.	11,243	322,449
Franklin Electric Co., Inc.	3,951	323,745
Gates Industrial Corp. PLC(a)	9,498	105,903
Gorman-Rupp Co.	2,064	56,017
Graco, Inc.	14,541	1,011,763
Greenbrier Cos., Inc.	3,075	108,578
Helios Technologies, Inc.	2,862	162,247
Hillenbrand, Inc.(b)	5,844	258,188
Hillman Solutions Corp.(a)	10,642	83,114
Hydrofarm Holdings Group, Inc.(a)(b)	3,695	9,533
Hyliion Holdings Corp.(a)(b)	9,885	28,172
Hyster-Yale Materials Handling, Inc.	857	24,990
Hyzon Motors, Inc.(a)(b)	7,851	14,995
ITT, Inc.	7,148	546,036
John Bean Technologies Corp.	2,651	241,771
Kadant, Inc.	953	169,586
Kennametal, Inc.	6,803	181,708
Lightning eMotors, Inc.(a)	4,548	7,004
Lincoln Electric Holdings, Inc.	4,823	684,866
Lindsay Corp.	942	159,481
Luxfer Holdings PLC	2,124	30,734
Manitowoc Co., Inc.(a)	2,274	20,739
Markforged Holding Corp.(a)	11,019	24,021
Microvast Holdings, Inc.(a)	15,032	36,828
Middleby Corp.(a)	4,553	636,783
Miller Industries, Inc.	858	21,819
Mueller Industries, Inc.(b)	4,809	301,236
Mueller Water Products, Inc., Class A	13,459	157,470
Nikola Corp.(a)(b)	28,054	106,325
Nordson Corp.	5,013	1,127,925
Omega Flex, Inc.	303	28,603
Oshkosh Corp.	5,588	491,744
Pentair PLC	14,545	624,708
Proterra, Inc.(a)	18,350	114,504
Proto Labs, Inc.(a)	2,502	95,551
RBC Bearings, Inc.(a)	2,415	612,275

Security	Shares	Value

Machinery (continued)
REV Group, Inc.	2,927	$40,217
Sarcos Technology & Robotics Corp.(a)(b)	10,147	20,497
Shyft Group, Inc.	3,287	75,535
Snap-on, Inc.	4,541	1,008,329
SPX Technologies, Inc.(a)	3,861	254,208
Standex International Corp.	1,019	100,932
Tennant Co.	1,694	98,676
Terex Corp.	5,736	232,537
Timken Co.	5,348	381,259
Titan International, Inc.(a)	4,154	62,144
Toro Co.	8,998	948,659
Trinity Industries, Inc.	6,974	198,968
Velo3D, Inc.(a)(b)	3,925	15,465
Wabash National Corp.	4,105	88,873
Watts Water Technologies, Inc., Class A	2,382	348,630
Xos, Inc.(a)	6,846	7,736

		18,249,016

Marine — 0.2%
Costamare, Inc.	4,332	40,894
Eagle Bulk Shipping, Inc.	1,078	52,154
Eneti, Inc.	3,020	24,824
Genco Shipping & Trading Ltd.	2,919	39,115
Golden Ocean Group Ltd.	10,976	91,430
Kirby Corp.(a)	5,174	360,886
Matson, Inc.	3,360	247,229
Safe Bulkers, Inc.	6,947	17,576

		874,108

Media — 1.1%
AdTheorent Holding Co., Inc.(a)	5,827	12,353
Advantage Solutions, Inc.(a)(b)	5,443	18,397
Altice USA, Inc., Class A(a)	17,628	116,521
AMC Networks, Inc., Class A(a)	2,693	60,619
Audacy, Inc.(a)(b)	7,924	2,739
Boston Omaha Corp., Class A(a)(b)	1,511	42,112
Cable One, Inc.(b)	501	430,574
Cardlytics, Inc.(a)(b)	2,516	23,726
Clear Channel Outdoor Holdings, Inc.(a)	28,169	40,282
Cumulus Media, Inc., Class A(a)	2,539	18,712
Daily Journal Corp.(a)	101	27,093
Entravision Communications Corp., Class A	3,973	18,594
EW Scripps Co., Class A(a)	5,145	73,008
Gambling.com Group Ltd.(a)	1,654	13,861
Gannett Co., Inc.(a)	11,852	17,185
Gray Television, Inc.	6,876	97,295
iHeartMedia, Inc., Class A(a)	10,087	83,520
Innovid Corp.(a)(b)	8,977	33,574
Integral Ad Science Holding Corp.(a)	2,561	21,564
Interpublic Group of Cos., Inc.	34,066	1,014,826
John Wiley & Sons, Inc., Class A	3,871	163,317
Loyalty Ventures, Inc.(a)	1,457	1,719
Magnite, Inc.(a)(b)	11,109	80,985
New York Times Co., Class A	14,332	415,055
News Corp., Class A	32,637	550,586
News Corp., Class B	11,272	193,089
Nexstar Media Group, Inc., Class A	3,175	543,878
PubMatic, Inc., Class A(a)	3,432	59,717
Scholastic Corp.	2,495	95,159
Sinclair Broadcast Group, Inc., Class A	3,646	64,935
Stagwell, Inc.(a)(b)	7,563	57,403
TechTarget, Inc.(a)	2,447	157,954
TEGNA, Inc.	19,253	402,003

15

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Thryv Holdings, Inc.(a)(b)	2,534	$51,846
Urban One, Inc.(a)	2,943	14,627
WideOpenWest, Inc.(a)	5,262	72,142

		5,090,970

Metals & Mining — 1.7%
5E Advanced Materials, Inc.(a)	2,976	39,819
Alcoa Corp.	15,694	612,537
Alpha Metallurgical Resources, Inc.	1,480	249,898
Arconic Corp.(a)	8,653	179,636
ATI, Inc.(a)(b)	10,609	315,724
Carpenter Technology Corp.	3,941	147,393
Century Aluminum Co.(a)(b)	4,172	30,080
Cleveland-Cliffs, Inc.(a)	43,588	566,208
Coeur Mining, Inc.(a)(b)	22,589	85,387
Commercial Metals Co.	10,500	477,750
Compass Minerals International, Inc.	2,856	112,926
Constellium SE(a)	10,747	118,432
Dakota Gold Corp.(a)(b)	5,492	18,947
Haynes International, Inc.	974	47,638
Hecla Mining Co.	47,553	217,317
Hycroft Mining Holding Corp.(a)(b)	11,349	7,826
Ivanhoe Electric, Inc. / US(a)(b)	1,203	12,583
Kaiser Aluminum Corp.	1,508	121,831
Materion Corp.	1,717	147,164
MP Materials Corp.(a)	7,872	236,475
Novagold Resources, Inc.(a)	21,627	100,133
Olympic Steel, Inc.	570	15,510
Piedmont Lithium, Inc.(a)	1,437	89,410
PolyMet Mining Corp.(a)(b)	1,623	4,853
Ramaco Resources, Inc.	1,835	20,717
Reliance Steel & Aluminum Co.	5,172	1,042,055
Royal Gold, Inc.	5,625	534,150
Ryerson Holding Corp.	1,588	53,277
Schnitzer Steel Industries, Inc., Class A	2,242	60,512
SSR Mining, Inc.	18,338	253,064
Steel Dynamics, Inc.	14,876	1,399,088
SunCoke Energy, Inc.	6,585	47,807
TimkenSteel Corp.(a)(b)	4,524	78,899
U.S. Steel Corp.	20,643	420,292
Warrior Met Coal, Inc.	4,300	159,702
Worthington Industries, Inc.	2,776	132,027

		8,157,067

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	20,368
AGNC Investment Corp.	45,421	373,361
Angel Oak Mortgage, Inc.	836	8,636
Annaly Capital Management, Inc.	37,293	691,785
Apollo Commercial Real Estate Finance, Inc.	12,477	140,491
Arbor Realty Trust, Inc.	13,468	185,454
Ares Commercial Real Estate Corp.	4,447	54,876
ARMOUR Residential REIT, Inc.	12,479	66,388
Blackstone Mortgage Trust, Inc., Class A	14,649	365,639
BrightSpire Capital, Inc.	7,972	61,225
Broadmark Realty Capital, Inc.	10,781	62,745
Chicago Atlantic Real Estate Finance, Inc.(b)	866	12,834
Chimera Investment Corp.	19,897	134,305
Claros Mortgage Trust, Inc.	8,019	128,304
Dynex Capital, Inc.	3,973	47,438
Ellington Financial, Inc.	4,511	60,357
Franklin BSP Realty Trust, Inc.	7,126	100,405

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc.	3,724	$29,271
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,427	201,866
Invesco Mortgage Capital, Inc.	3,464	40,563
KKR Real Estate Finance Trust, Inc.	4,907	85,480
Ladder Capital Corp.	10,059	107,330
MFA Financial, Inc.	9,319	92,817
New York Mortgage Trust, Inc.	28,863	77,641
Nexpoint Real Estate Finance, Inc.	998	17,535
Orchid Island Capital, Inc.(b)	3,760	37,863
PennyMac Mortgage Investment Trust	7,180	99,587
Ready Capital Corp.	5,888	71,363
Redwood Trust, Inc.	10,354	73,824
Rithm Capital Corp.	36,514	307,813
Starwood Property Trust, Inc.	25,300	522,698
TPG RE Finance Trust, Inc.	6,639	56,232
Two Harbors Investment Corp.	27,864	99,196

		4,435,690

Multiline Retail — 0.3%
Big Lots, Inc.	2,245	42,363
Dillard’s, Inc., Class A(b)	363	119,351
Franchise Group, Inc.	2,248	68,227
Kohl’s Corp.	11,091	332,175
Macy’s, Inc.	23,058	480,759
Nordstrom, Inc.	9,596	195,183
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,519	309,064

		1,547,122

Multi-Utilities — 0.4%
Avista Corp.	5,357	219,798
Black Hills Corp.	5,751	375,943
NiSource, Inc.	35,328	907,576
NorthWestern Corp.	4,963	262,195
Unitil Corp.	1,255	66,151

		1,831,663

Oil, Gas & Consumable Fuels — 4.5%
Aemetis, Inc.(a)(b)	3,346	24,760
Alto Ingredients, Inc.(a)	7,528	31,091
Amplify Energy Corp.(a)	3,118	30,837
Antero Midstream Corp.	29,119	310,117
Antero Resources Corp.(a)	25,000	916,500
APA Corp.	28,120	1,278,335
Arch Resources, Inc.	1,379	210,008
Archaea Energy, Inc.(a)	4,965	128,147
Ardmore Shipping Corp.(a)	2,952	39,941
Berry Corp.	6,916	61,345
Brigham Minerals, Inc., Class A	4,468	138,508
California Resources Corp.	6,513	293,801
Callon Petroleum Co.(a)	4,141	182,038
Centrus Energy Corp., Class A(a)	592	28,008
Chesapeake Energy Corp.	10,445	1,068,210
Chord Energy Corp.	3,561	545,153
Civitas Resources, Inc.	6,310	441,132
Clean Energy Fuels Corp.(a)(b)	14,369	96,416
CNX Resources Corp.(a)	15,987	268,741
Comstock Resources, Inc.(a)(b)	7,996	150,165
CONSOL Energy, Inc.	2,964	186,791
Crescent Energy Co., Class A	3,108	42,828
CVR Energy, Inc.	2,582	100,853
Delek U.S. Holdings, Inc.	6,173	183,091
Denbury, Inc.(a)	4,306	393,611

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc.	12,617	$112,417
Dorian LPG Ltd.	2,674	48,319
DT Midstream, Inc.(a)	8,281	494,376
Earthstone Energy, Inc., Class A(a)(b)	3,830	61,893
Empire Petroleum Corp.(a)	1,078	17,248
Energy Fuels, Inc.(a)(b)	14,345	103,284
Enviva, Inc.	2,731	163,423
EQT Corp.	31,839	1,332,144
Equitrans Midstream Corp.	36,118	304,114
Excelerate Energy, Inc., Class A	1,842	50,876
FLEX LNG Ltd.(a)(b)	2,295	71,719
Frontline Ltd.	10,765	135,208
Gevo, Inc.(a)(b)	16,243	36,547
Golar LNG Ltd.(a)	8,149	226,705
Green Plains, Inc.(a)	2,103	60,756
Gulfport Energy Corp.(a)(b)	1,054	94,344
HF Sinclair Corp.	12,731	778,755
HighPeak Energy, Inc.(b)	742	17,303
International Seaways, Inc.	4,217	178,843
Kinetik Holdings, Inc., Class A	1,349	49,616
Kosmos Energy Ltd.(a)	38,560	250,254
Laredo Petroleum, Inc.(a)	1,576	101,888
Magnolia Oil & Gas Corp., Class A	14,002	359,571
Matador Resources Co.(b)	9,557	635,063
Murphy Oil Corp.	12,762	619,085
NACCO Industries, Inc., Class A	465	26,300
New Fortress Energy, Inc.(b)	4,154	228,761
NextDecade Corp.(a)(b)	3,807	26,649
Nordic American Tankers Ltd.	17,834	55,107
Northern Oil and Gas, Inc.	5,738	195,895
Ovintiv, Inc.	22,065	1,117,592
Par Pacific Holdings, Inc.(a)	4,494	102,823
PBF Energy, Inc., Class A(a)	8,198	362,762
PDC Energy, Inc.	8,171	589,456
Peabody Energy Corp.(a)(b)	10,092	241,199
Permian Resources Corp.(a)	17,271	168,738
Range Resources Corp.	22,244	633,509
Ranger Oil Corp., Class A	1,691	69,162
REX American Resources Corp.(a)	1,900	56,981
Riley Exploration Permian, Inc.	754	21,919
Ring Energy, Inc.(a)(b)	7,446	23,753
SandRidge Energy, Inc.(a)	1,535	28,996
Scorpio Tankers, Inc.	4,265	204,464
SFL Corp. Ltd.	9,365	95,523
SilverBow Resources, Inc.(a)(b)	980	34,761
Sitio Royalties Corp.(b)	1,206	34,202
SM Energy Co.	10,460	470,491
Southwestern Energy Co.(a)	95,197	659,715
Talos Energy, Inc.(a)	6,046	128,659
Teekay Corp.(a)	4,335	16,950
Teekay Tankers Ltd., Class A(a)	2,239	70,506
Tellurian, Inc.(a)(b)	46,375	125,213
Texas Pacific Land Corp.	493	1,135,808
Uranium Energy Corp.(a)	26,612	112,037
Ur-Energy, Inc.(a)(b)	22,769	29,372
VAALCO Energy, Inc.	8,995	46,324
Vertex Energy, Inc.(a)(b)	4,468	38,112
W&T Offshore, Inc.(a)	9,317	70,716
World Fuel Services Corp.	5,396	137,544

		20,814,177

Security	Shares	Value

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	$67,921
Glatfelter Corp.	3,535	10,004
Louisiana-Pacific Corp.	6,527	369,755
Resolute Forest Products, Inc.(a)	4,330	90,107
Sylvamo Corp.	3,132	150,868

		688,655

Personal Products — 0.4%
Beauty Health Co.(a)	8,258	94,389
BellRing Brands, Inc.(a)	11,470	277,803
Coty, Inc., Class A(a)	29,475	197,777
Edgewell Personal Care Co.	4,343	170,202
elf Beauty, Inc.(a)	4,246	183,682
Herbalife Nutrition Ltd.(a)	8,594	182,709
Honest Co., Inc.(a)	6,519	21,578
Inter Parfums, Inc.	1,517	122,695
Medifast, Inc.	909	106,344
Nature’s Sunshine Products, Inc.(a)	728	6,144
Nu Skin Enterprises, Inc., Class A	4,162	158,947
Olaplex Holdings, Inc.(a)	11,336	49,878
Thorne HealthTech, Inc.(a)	3,015	14,653
USANA Health Sciences, Inc.(a)	1,062	55,766
Veru, Inc.(a)(b)	6,237	76,341

		1,718,908

Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc.(a)	5,770	90,070
Aerie Pharmaceuticals, Inc.(a)	4,574	69,616
Amneal Pharmaceuticals, Inc.(a)	8,870	19,514
Amphastar Pharmaceuticals, Inc.(a)	3,338	103,144
Amylyx Pharmaceuticals, Inc.(a)(b)	3,188	113,716
AN2 Therapeutics, Inc.(a)	721	10,397
ANI Pharmaceuticals, Inc.(a)	1,270	49,009
Arvinas, Inc.(a)	4,095	203,562
Atea Pharmaceuticals, Inc.(a)(b)	6,727	40,362
Athira Pharma, Inc.(a)	2,109	6,981
Axsome Therapeutics, Inc.(a)	2,529	114,184
Cara Therapeutics, Inc.(a)(b)	4,274	40,176
Cassava Sciences, Inc.(a)	3,362	122,511
CinCor Pharma, Inc.(a)	1,837	61,797
Collegium Pharmaceutical, Inc.(a)(b)	2,561	45,944
Corcept Therapeutics, Inc.(a)(b)	7,270	207,922
DICE Therapeutics, Inc.(a)	2,695	95,699
Edgewise Therapeutics, Inc.(a)	2,935	27,912
Esperion Therapeutics, Inc.(a)(b)	6,530	53,089
Evolus, Inc.(a)(b)	3,407	29,164
EyePoint Pharmaceuticals, Inc.(a)	2,424	13,090
Fulcrum Therapeutics, Inc.(a)	2,047	11,381
Harmony Biosciences Holdings, Inc.(a)	2,253	117,156
Innoviva, Inc.(a)	5,483	74,350
Intra-Cellular Therapies, Inc.(a)(b)	7,975	364,218
Jazz Pharmaceuticals PLC(a)	5,270	757,773
Liquidia Corp.(a)	4,841	23,673
Nektar Therapeutics(a)	14,173	53,290
NGM Biopharmaceuticals, Inc.(a)	3,413	18,225
Nuvation Bio, Inc.(a)	11,978	26,352
Ocular Therapeutix, Inc.(a)(b)	8,299	29,959
Organon & Co.	21,581	564,991
Pacira BioSciences, Inc.(a)	3,865	200,052
Perrigo Co. PLC	11,455	461,407
Phathom Pharmaceuticals, Inc.(a)	2,441	25,875
Phibro Animal Health Corp., Class A	1,994	29,292
Prestige Consumer Healthcare, Inc.(a)	4,203	228,979

17

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Provention Bio, Inc.(a)(b)	5,451	$37,830
Reata Pharmaceuticals, Inc., Class A(a)	2,584	83,205
Relmada Therapeutics, Inc.(a)	2,305	14,729
Revance Therapeutics, Inc.(a)	6,175	137,764
SIGA Technologies, Inc.	4,478	41,153
Supernus Pharmaceuticals, Inc.(a)	4,300	147,361
Tarsus Pharmaceuticals, Inc.(a)	2,053	37,816
Theravance Biopharma, Inc.(a)	4,955	49,401
Theseus Pharmaceuticals, Inc.(a)	1,015	5,461
Tricida, Inc.(a)(b)	3,077	1,023
Ventyx Biosciences, Inc.(a)	2,483	80,375
Xeris Biopharma Holdings, Inc.(a)	13,971	22,354

		5,163,304

Professional Services — 1.8%
Alight, Inc., Class A(a)(b)	28,595	237,053
ASGN, Inc.(a)	4,298	364,385
Atlas Technical Consultants, Inc.(a)	1,994	15,115
Barrett Business Services, Inc.	696	60,705
Booz Allen Hamilton Holding Corp.	11,366	1,237,189
CACI International, Inc., Class A(a)(b)	1,963	596,811
CBIZ, Inc.(a)	4,176	207,297
Clarivate PLC(a)	40,334	416,650
CRA International, Inc.	643	66,062
Dun & Bradstreet Holdings, Inc.	21,407	275,080
Exponent, Inc.	4,349	414,286
First Advantage Corp.(a)	5,203	73,102
Forrester Research, Inc.(a)	827	34,999
Franklin Covey Co.(a)	1,083	54,800
FTI Consulting, Inc.(a)(b)	2,911	453,039
Heidrick & Struggles International, Inc.	1,687	47,506
HireRight Holdings Corp.(a)	2,303	30,998
Huron Consulting Group, Inc.(a)	1,864	137,246
ICF International, Inc.	1,500	179,445
Insperity, Inc.	3,091	364,800
KBR, Inc.	12,086	601,520
Kelly Services, Inc., Class A	3,441	56,226
Kforce, Inc.	1,668	105,534
Korn Ferry	4,776	265,498
Legalzoom.com, Inc.(a)	8,221	76,044
ManpowerGroup, Inc.	4,613	361,382
Planet Labs PBC(a)(b)	13,033	68,423
Red Violet, Inc.(a)	922	16,080
Resources Connection, Inc.	3,213	58,702
Robert Half International, Inc.	9,405	719,106
Science Applications International Corp.	4,850	525,449
Skillsoft Corp.(a)	6,984	12,501
Spire Global, Inc.(a)(b)	14,503	20,884
Sterling Check Corp.(a)	1,746	34,099
TriNet Group, Inc.(a)(b)	3,243	210,730
TrueBlue, Inc.(a)	2,952	58,036
Upwork, Inc.(a)(b)	10,595	142,503
Willdan Group, Inc.(a)(b)	737	10,185

		8,609,470

Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.(a)(b)	9,661	71,781
Compass, Inc., Class A(a)	21,633	57,111
Cushman & Wakefield PLC(a)	13,512	156,064
DigitalBridge Group, Inc.	14,263	182,566
Doma Holdings, Inc.(a)(b)	15,484	8,402
Douglas Elliman, Inc.	8,326	38,466
eXp World Holdings, Inc.	5,829	77,001
Forestar Group, Inc.(a)	1,055	12,217

Security	Shares	Value

Real Estate Management & Development (continued)
FRP Holdings, Inc.(a)	664	$40,258
Howard Hughes Corp.(a)(b)	3,177	194,909
Jones Lang LaSalle, Inc.(a)	4,167	662,928
Kennedy-Wilson Holdings, Inc.	10,231	169,937
Marcus & Millichap, Inc.	2,265	83,443
Newmark Group, Inc., Class A	12,314	100,852
Opendoor Technologies, Inc.(a)	41,712	108,034
RE/MAX Holdings, Inc., Class A	2,036	39,620
Redfin Corp.(a)(b)	7,901	38,004
RMR Group, Inc., Class A	1,255	34,349
St. Joe Co.	2,958	105,098
Stratus Properties, Inc.	583	17,233
Tejon Ranch Co.(a)	1,400	23,716
WeWork, Inc., Class A(a)(b)	10,881	27,964
Zillow Group, Inc., Class A(a)	5,456	168,754
Zillow Group, Inc., Class C(a)(b)	13,424	414,265

		2,832,972

Road & Rail — 1.1%
AMERCO	756	434,844
ArcBest Corp.	2,106	167,280
Avis Budget Group, Inc.(a)	2,545	601,791
Bird Global, Inc., Class A(a)(b)	23,350	10,139
Covenant Logistics Group, Inc.	948	35,872
Daseke, Inc.(a)	3,022	18,011
Heartland Express, Inc.	3,946	58,716
Hertz Global Holdings, Inc.(a)(b)	17,632	324,429
Knight-Swift Transportation Holdings, Inc.	13,445	645,763
Landstar System, Inc.	3,146	491,468
Lyft, Inc., Class A(a)	27,160	397,622
Marten Transport Ltd.	4,833	90,715
PAM Transportation Services, Inc.(a)	732	20,386
Ryder System, Inc.	4,236	341,040
Saia, Inc.(a)	2,324	462,151
Schneider National, Inc., Class B	5,224	116,182
TuSimple Holdings, Inc., Class A(a)	11,964	41,037
Universal Logistics Holdings, Inc.	635	20,320
Werner Enterprises, Inc.	5,369	210,465
XPO Logistics, Inc.(a)	8,797	455,157

		4,943,388

Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc., Class A(a)	4,029	25,786
Allegro MicroSystems, Inc.(a)	5,702	144,888
Alpha & Omega Semiconductor Ltd.(a)	1,729	56,625
Ambarella, Inc.(a)	3,284	179,733
Amkor Technology, Inc.	8,942	185,904
Atomera, Inc.(a)(b)	1,787	16,101
Axcelis Technologies, Inc.(a)	2,743	159,094
AXT, Inc.(a)	2,786	12,648
CEVA, Inc.(a)	1,664	46,026
Cirrus Logic, Inc.(a)	4,965	333,251
Cohu, Inc.(a)	4,250	139,910
Credo Technology Group Holding Ltd.(a)(b)	8,950	122,973
CyberOptics Corp.(a)	645	34,811
Diodes, Inc.(a)	3,906	279,943
Entegris, Inc.	12,833	1,018,170
First Solar, Inc.(a)	9,172	1,335,168
FormFactor, Inc.(a)	6,706	135,528
Ichor Holdings Ltd.(a)	2,233	56,808
Impinj, Inc.(a)	1,868	214,129
indie Semiconductor, Inc., Class A(a)	8,943	69,934
Kulicke & Soffa Industries, Inc.(b)	4,912	206,009
Lattice Semiconductor Corp.(a)	11,855	575,086

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	4,262	$246,642
MaxLinear, Inc.(a)	6,365	196,551
MKS Instruments, Inc.	4,977	408,861
Onto Innovation, Inc.(a)	4,242	283,535
PDF Solutions, Inc.(a)(b)	2,455	57,889
Photronics, Inc.(a)	4,707	76,348
Power Integrations, Inc.	4,815	321,209
Rambus, Inc.(a)	9,471	285,645
Rigetti Computing, Inc.(a)(b)	4,363	9,162
Rockley Photonics Holdings Ltd.(a)(b)	9,803	5,001
Semtech Corp.(a)	5,377	148,889
Silicon Laboratories, Inc.(a)	2,984	342,921
SiTime Corp.(a)	1,430	128,428
SkyWater Technology, Inc.(a)	489	3,966
SMART Global Holdings, Inc.(a)	4,451	60,222
Synaptics, Inc.(a)	3,365	298,139
Transphorm, Inc.(a)	3,020	20,838
Ultra Clean Holdings, Inc.(a)	3,849	119,742
Universal Display Corp.	3,703	352,600
Veeco Instruments, Inc.(a)	4,304	78,462
Wolfspeed, Inc.(a)	9,982	786,082

		9,579,657

Software — 5.7%
8x8, Inc.(a)	8,480	35,870
A10 Networks, Inc.	5,658	95,054
ACI Worldwide, Inc.(a)	10,107	245,903
Adeia, Inc.	8,767	98,015
Agilysys, Inc.(a)	1,702	109,217
Alarm.com Holdings, Inc.(a)	4,012	236,066
Alkami Technology, Inc.(a)(b)	3,086	48,913
Altair Engineering, Inc., Class A(a)(b)	4,509	221,166
Alteryx, Inc., Class A(a)	5,094	248,231
American Software, Inc., Class A	2,858	48,958
Amplitude, Inc., Class A(a)	4,637	77,902
Appfolio, Inc., Class A(a)	1,596	200,091
Appian Corp., Class A(a)(b)	3,318	161,985
AppLovin Corp., Class A(a)	19,201	325,649
Arteris, Inc.(a)	2,238	12,399
Asana, Inc., Class A(a)(b)	6,031	124,239
Aspen Technology, Inc.(a)	2,314	558,715
Avaya Holdings Corp.(a)	6,638	10,488
AvePoint, Inc.(a)(b)	11,158	48,760
Benefitfocus, Inc.(a)	1,988	14,015
Bentley Systems, Inc., Class B(b)	14,317	505,104
Bill.com Holdings, Inc.(a)	8,451	1,127,025
Black Knight, Inc.(a)	13,370	808,484
Blackbaud, Inc.(a)	3,869	211,634
Blackline, Inc.(a)(b)	4,687	262,472
Blend Labs, Inc., Class A(a)	15,665	39,319
Box, Inc., Class A(a)(b)	12,137	352,580
BTRS Holdings, Inc., Class 1(a)	9,102	85,923
C3.ai, Inc., Class A(a)(b)	5,594	73,337
CCC Intelligent Solutions Holdings, Inc.(a)	15,063	140,538
Cerence, Inc.(a)	3,325	57,190
Ceridian HCM Holding, Inc.(a)	11,930	789,647
ChannelAdvisor Corp.(a)	2,477	57,070
Cipher Mining, Inc.(a)(b)	6,457	6,522
Cleanspark, Inc.(a)(b)	3,678	12,799
Clear Secure, Inc., Class A(a)(b)	5,549	149,934
CommVault Systems, Inc.(a)	3,928	239,176

Security	Shares	Value

Software (continued)
Confluent, Inc., Class A(a)	10,522	$282,831
Consensus Cloud Solutions, Inc.(a)	1,256	70,512
Couchbase, Inc.(a)	1,886	24,141
Coupa Software, Inc.(a)	6,623	352,542
CS Disco, Inc.(a)(b)	1,938	20,775
Cvent Holding Corp.(a)	3,662	21,423
Digimarc Corp.(a)(b)	927	15,147
Digital Turbine, Inc.(a)(b)	8,227	120,114
Dolby Laboratories, Inc., Class A	5,404	361,203
Domo, Inc., Class B(a)	2,876	50,819
DoubleVerify Holdings, Inc.(a)(b)	5,433	158,807
Dropbox, Inc., Class A(a)	23,943	520,760
Duck Creek Technologies, Inc.(a)(b)	7,153	85,407
Dynatrace, Inc.(a)	16,933	596,719
E2open Parent Holdings, Inc.(a)	17,189	100,212
Ebix, Inc.	2,170	42,944
eGain Corp.(a)	1,349	10,859
Elastic NV(a)	6,630	423,989
Enfusion, Inc., Class A(a)(b)	2,593	36,743
EngageSmart, Inc.(a)	2,975	58,429
Envestnet, Inc.(a)	3,481	171,648
Everbridge, Inc.(a)	3,303	103,483
EverCommerce, Inc.(a)	2,329	20,286
Fair Isaac Corp.(a)	2,124	1,017,056
Five9, Inc.(a)	5,922	356,860
ForgeRock, Inc., Class A(a)	2,915	65,762
Greenidge Generation Holdings, Inc.(a)(b)	740	719
Guidewire Software, Inc.(a)	7,211	428,406
Informatica, Inc., Class A(a)(b)	3,104	60,093
Instructure Holdings, Inc.(a)	1,483	35,028
Intapp, Inc.(a)	1,387	31,152
InterDigital, Inc.	2,578	128,565
IronNet, Inc.(a)	7,921	5,624
Jamf Holding Corp.(a)(b)	5,921	140,150
KnowBe4, Inc., Class A(a)	6,451	158,566
Latch, Inc.(a)	13,137	17,604
LivePerson, Inc.(a)	5,836	61,687
LiveRamp Holdings, Inc.(a)	5,494	100,870
LiveVox Holdings, Inc.(a)	4,247	13,208
Manhattan Associates, Inc.(a)	5,436	661,398
Marathon Digital Holdings, Inc.(a)(b)	9,025	118,318
Matterport, Inc.(a)(b)	18,429	64,317
MeridianLink, Inc.(a)	1,817	32,706
MicroStrategy, Inc., Class A(a)(b)	830	222,033
Mitek Systems, Inc.(a)(b)	3,619	40,931
Model N, Inc.(a)	3,216	122,208
Momentive Global, Inc.(a)	10,962	85,065
N-able, Inc.(a)(b)	5,651	61,200
nCino, Inc.(a)(b)	5,845	184,001
NCR Corp.(a)	11,174	237,559
New Relic, Inc.(a)	4,564	270,371
NextNav, Inc.(a)	7,057	24,206
NortonLifeLock, Inc.	49,436	1,113,793
Nutanix, Inc., Class A(a)	18,409	504,407
Olo, Inc., Class A(a)(b)	7,636	67,273
ON24, Inc.(a)	3,909	31,819
OneSpan, Inc.(a)	2,953	32,453
PagerDuty, Inc.(a)	7,209	179,792
Paycor HCM, Inc.(a)(b)	4,079	124,287
Paylocity Holding Corp.(a)	3,439	797,126
Pegasystems, Inc.	3,783	140,765
Procore Technologies, Inc.(a)(b)	6,004	328,179

19

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Progress Software Corp.	3,654	$186,464
PROS Holdings, Inc.(a)	3,695	92,190
PTC, Inc.(a)	9,115	1,074,020
Q2 Holdings, Inc.(a)	4,726	146,695
Qualys, Inc.(a)	3,370	480,427
Rapid7, Inc.(a)(b)	5,036	227,980
Rimini Street, Inc.(a)	5,015	28,134
RingCentral, Inc., Class A(a)	7,588	269,526
Riot Blockchain, Inc.(a)(b)	11,687	80,523
Sapiens International Corp. NV	2,503	49,234
SecureWorks Corp., Class A(a)	715	5,849
SentinelOne, Inc., Class A(a)	16,146	368,775
ShotSpotter, Inc.(a)(b)	960	36,480
Smartsheet, Inc., Class A(a)(b)	10,806	377,346
Sprout Social, Inc., Class A(a)	3,871	233,537
SPS Commerce, Inc.(a)	3,147	398,158
Sumo Logic, Inc.(a)	10,017	77,231
Telos Corp.(a)	5,422	57,473
Tenable Holdings, Inc.(a)	9,516	386,730
Teradata Corp.(a)	8,635	272,780
UiPath, Inc., Class A(a)(b)	31,743	401,549
Upland Software, Inc.(a)	2,117	17,021
UserTesting, Inc.(a)	4,236	31,346
Varonis Systems, Inc.(a)(b)	9,080	243,072
Verint Systems, Inc.(a)	5,602	198,479
Veritone, Inc.(a)(b)	2,089	15,480
Viant Technology, Inc., Class A(a)	704	3,210
Weave Communications, Inc.(a)	2,174	11,957
WM Technology, Inc.(a)	6,309	12,933
Workiva, Inc.(a)(b)	4,032	313,730
Xperi, Inc.	3,506	48,979
Yext, Inc.(a)	9,099	48,407
Zendesk, Inc.(a)	10,511	806,089
Zeta Global Holdings Corp., Class A(a)	10,584	88,271
Zuora, Inc., Class A(a)	9,021	69,372

		26,715,187

Specialty Retail — 2.2%
Aaron’s Co., Inc.	2,311	24,081
Abercrombie & Fitch Co., Class A(a)	4,394	77,247
Academy Sports & Outdoors, Inc.	7,042	310,059
American Eagle Outfitters, Inc.	12,809	145,510
America’s Car-Mart, Inc.(a)	542	37,051
Arko Corp.	7,883	80,801
Asbury Automotive Group, Inc.(a)	1,896	299,094
AutoNation, Inc.(a)	3,247	345,189
Bed Bath & Beyond, Inc.(a)(b)	6,499	29,700
Big 5 Sporting Goods Corp.(b)	1,833	23,627
Boot Barn Holdings, Inc.(a)	2,600	147,680
Buckle, Inc.	2,622	103,123
Build-A-Bear Workshop, Inc.	1,166	20,510
Caleres, Inc.	3,064	83,739
Camping World Holdings, Inc., Class A	3,186	88,666
Carvana Co.(a)(b)	8,859	119,862
Cato Corp., Class A	1,422	16,936
Chico’s FAS, Inc.(a)	10,071	59,218
Children’s Place, Inc.(a)	1,314	53,191
Citi Trends, Inc.(a)	733	16,573
Conn’s, Inc.(a)	1,303	10,698
Container Store Group, Inc.(a)	2,232	12,120
Designer Brands, Inc., Class A(b)	4,442	67,652
Destination XL Group, Inc.(a)	5,308	35,457

Security	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	4,707	$535,468
EVgo, Inc.(a)(b)	5,827	43,178
Express, Inc.(a)	8,993	10,971
Five Below, Inc.(a)(b)	4,731	692,382
Floor & Decor Holdings, Inc., Class A(a)	8,770	643,455
Foot Locker, Inc.	7,192	227,986
GameStop Corp., Class A(a)(b)	23,435	663,445
Gap, Inc.	16,853	189,933
Genesco, Inc.(a)	1,231	57,906
Group 1 Automotive, Inc.	1,344	232,512
GrowGeneration Corp.(a)(b)	4,139	14,776
Guess?, Inc.	3,028	51,415
Haverty Furniture Cos., Inc.	1,178	31,311
Hibbett, Inc.	1,154	72,033
JOANN, Inc.	747	3,952
Leslie’s, Inc.(a)(b)	13,464	189,035
Lithia Motors, Inc.	2,373	470,210
LL Flooring Holdings, Inc.(a)	2,032	16,906
MarineMax, Inc.(a)	1,670	53,958
Monro, Inc.	2,771	132,315
Murphy USA, Inc.	1,858	584,360
National Vision Holdings, Inc.(a)	6,898	255,502
ODP Corp.(a)	3,558	140,790
OneWater Marine, Inc., Class A(a)	1,151	37,983
Party City Holdco, Inc.(a)(b)	7,843	13,255
Penske Automotive Group, Inc.(b)	2,328	259,851
Petco Health & Wellness Co., Inc.(a)(b)	7,307	76,943
Rent-A-Center, Inc., Class A	4,353	90,760
RH(a)	1,705	432,951
Sally Beauty Holdings, Inc.(a)	9,344	118,762
Shoe Carnival, Inc.	1,497	35,898
Signet Jewelers Ltd.	3,902	254,567
Sleep Number Corp.(a)	1,709	47,408
Sonic Automotive, Inc., Class A	1,627	76,062
Sportsman’s Warehouse Holdings, Inc.(a)	2,982	26,778
Tile Shop Holdings, Inc.	4,103	16,166
Tilly’s, Inc., Class A	1,735	15,372
Torrid Holdings, Inc.(a)(b)	1,152	5,679
TravelCenters of America, Inc.(a)	1,175	74,707
Urban Outfitters, Inc.(a)	5,333	127,245
Victoria’s Secret & Co.(a)	7,332	275,683
Volta, Inc.(a)(b)	12,471	13,843
Warby Parker, Inc., Class A(a)	7,027	112,783
Williams-Sonoma, Inc.(b)	5,909	731,712
Winmark Corp.	279	70,208
Zumiez, Inc.(a)	1,622	36,381

		10,472,580

Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.(a)	3,359	92,339
Corsair Gaming, Inc.(a)(b)	3,296	45,485
Diebold Nixdorf, Inc.(a)	5,472	13,625
Eastman Kodak Co.(a)(b)	5,301	28,360
IonQ, Inc.(a)(b)	10,128	59,654
Pure Storage, Inc., Class A(a)	24,340	751,133
Super Micro Computer, Inc.(a)	3,948	274,741
Turtle Beach Corp.(a)	1,439	11,224
Xerox Holdings Corp.	10,125	148,129

		1,424,690

Textiles, Apparel & Luxury Goods — 1.1%
Allbirds, Inc., Class A(a)(b)	7,995	27,503
Capri Holdings Ltd.(a)	11,702	534,547

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc.	3,368	$228,586
Columbia Sportswear Co.	3,145	234,302
Crocs, Inc.(a)(b)	5,255	371,791
Deckers Outdoor Corp.(a)	2,271	794,691
Ermenegildo Zegna NV(b)	4,292	47,040
Fossil Group, Inc.(a)	3,602	15,308
G-III Apparel Group Ltd.(a)	3,721	72,559
Hanesbrands, Inc.	30,546	208,324
Kontoor Brands, Inc.	4,658	166,291
Movado Group, Inc.	1,443	47,720
Oxford Industries, Inc.	1,292	131,435
PLBY Group, Inc.(a)(b)	2,295	8,308
PVH Corp.	5,809	298,118
Ralph Lauren Corp.	3,598	333,499
Rocky Brands, Inc.	446	8,780
Skechers USA, Inc., Class A(a)(b)	11,595	399,216
Steven Madden Ltd.	6,863	204,998
Superior Group of Cos., Inc.	682	6,765
Tapestry, Inc.	21,869	692,810
Under Armour, Inc., Class A(a)	18,199	135,583
Under Armour, Inc., Class C(a)	17,511	114,872
Unifi, Inc.(a)	1,316	12,002
Wolverine World Wide, Inc.	6,804	116,553

		5,211,601

Thrifts & Mortgage Finance — 0.8%
Axos Financial, Inc.(a)	4,631	180,424
Blue Foundry Bancorp(a)(b)	2,426	29,864
Bridgewater Bancshares, Inc.(a)	2,254	43,096
Capitol Federal Financial, Inc.	10,269	84,000
Columbia Financial, Inc.(a)	3,409	70,021
Enact Holdings, Inc.	2,581	66,177
Essent Group Ltd.	9,307	368,371
Federal Agricultural Mortgage Corp., Class C	702	80,870
Finance Of America Cos., Inc., Class A(a)	2,141	3,447
Flagstar Bancorp, Inc.	3,545	137,192
Greene County Bancorp, Inc.	425	28,305
Hingham Institution for Savings	156	38,571
Home Bancorp, Inc.	574	24,539
Home Point Capital, Inc.	696	1,211
Kearny Financial Corp.	6,498	65,890
Luther Burbank Corp.	1,439	18,175
Merchants Bancorp	1,249	29,914
MGIC Investment Corp.	27,093	369,819
Mr. Cooper Group, Inc.(a)	6,177	243,930
New York Community Bancorp, Inc.	41,307	384,568
NMI Holdings, Inc., Class A(a)	7,554	165,659
Northfield Bancorp, Inc.	3,301	52,948
PennyMac Financial Services, Inc.	2,486	132,554
Pioneer Bancorp, Inc.(a)	2,062	21,259
Provident Bancorp, Inc.	1,807	22,335
Provident Financial Services, Inc.	5,360	120,171
Radian Group, Inc.	14,121	294,705
Southern Missouri Bancorp, Inc.	811	41,564
Sterling Bancorp, Inc.(a)	2,210	14,078
TFS Financial Corp.	6,047	84,960
TrustCo Bank Corp./New York	1,068	39,858
UWM Holdings Corp.(b)	8,390	27,519
Velocity Financial, Inc.(a)(b)	531	5,156
Walker & Dunlop, Inc.	2,639	237,404

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Waterstone Financial, Inc.	2,085	$35,403
WSFS Financial Corp.	4,259	198,299

		3,762,256

Tobacco — 0.1%
22nd Century Group, Inc.(a)	11,373	14,899
Turning Point Brands, Inc.	1,513	35,646
Universal Corp.	2,187	110,684
Vector Group Ltd.	12,720	135,086

		296,315

Trading Companies & Distributors — 1.3%
Air Lease Corp.	9,007	317,857
Alta Equipment Group, Inc.	1,317	16,107
Applied Industrial Technologies, Inc.	3,312	411,946
Beacon Roofing Supply, Inc.(a)	4,502	253,688
BlueLinx Holdings, Inc.(a)	776	54,677
Boise Cascade Co.	3,432	229,155
Core & Main, Inc., Class A(a)	5,957	140,466
Custom Truck One Source, Inc.(a)	5,253	36,403
Distribution Solutions Group, Inc.(a)	507	15,250
DXP Enterprises, Inc.(a)	1,267	36,249
GATX Corp.	3,048	319,156
Global Industrial Co.	1,047	33,232
GMS, Inc.(a)	3,639	171,761
H&E Equipment Services, Inc.	2,433	91,870
Herc Holdings, Inc.	2,152	253,097
Hudson Technologies, Inc.(a)(b)	3,372	31,056
Karat Packaging, Inc.(a)	226	3,702
McGrath RentCorp	2,118	199,198
MRC Global, Inc.(a)	8,046	80,701
MSC Industrial Direct Co., Inc., Class A	4,013	332,999
NOW, Inc.(a)	9,346	118,975
Rush Enterprises, Inc., Class A	3,509	175,064
Rush Enterprises, Inc., Class B	502	26,917
SiteOne Landscape Supply, Inc.(a)(b)	3,862	447,490
Textainer Group Holdings Ltd.	4,065	121,625
Titan Machinery, Inc.(a)	1,776	61,059
Transcat, Inc.(a)	533	44,111
Triton International Ltd.	5,298	321,536
Univar Solutions, Inc.(a)	14,007	356,898
Veritiv Corp.(a)	1,194	138,814
Watsco, Inc.	2,858	774,404
WESCO International, Inc.(a)	3,817	525,868

		6,141,331

Water Utilities — 0.4%
American States Water Co.	3,121	282,326
Artesian Resources Corp., Class A	484	25,304
California Water Service Group	4,669	289,758
Essential Utilities, Inc.	19,993	884,090
Global Water Resources, Inc.	1,533	19,561
Middlesex Water Co.	1,224	109,511
Pure Cycle Corp.(a)	1,157	9,985
SJW Group	2,337	165,179
York Water Co.	1,248	54,363

		1,840,077

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,230	60,151
KORE Group Holdings, Inc.(a)	4,103	12,555
Shenandoah Telecommunications Co.	4,339	98,322

21

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	8,383	$142,511
U.S. Cellular Corp.(a)	1,027	32,011

		345,550

Total Common Stocks — 98.8% (Cost: $421,935,341)		460,662,247

Investment Companies

Aerospace & Defense — 0.5%
iShares Russell 2000 ETF(b)(d)	12,923	2,369,174

Equity Funds — 0.4%
iShares Russell Mid-Cap ETF(d)	25,381	1,716,009

Total Investment Companies — 0.9% (Cost: $3,871,948)		4,085,183

Preferred Securities

Preferred Stocks — 0.0%

Biotechnology — 0.0%
Tango Therapeutics, Inc.(a)	5,194	41,760

		41,760

Total Preferred Securities — 0.0% (Cost: $24,090)		41,760

Total Long-Term Investments — 99.7% (Cost: $425,831,379)		464,789,190

Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	42,934,213	$42,925,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	1,807,592	1,807,592

Total Short-Term Securities — 9.6% (Cost: $44,748,317)		44,733,218

Total Investments — 109.3% (Cost: $470,579,696)		509,522,408

Liabilities in Excess of Other Assets — (9.3)%		(43,270,088)

Net Assets — 100.0%		$466,252,320

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,333,029	$—		$(11,405,508	)(a)	$10,719	$(12,614)	$42,925,626	42,934,213	$144,708	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,668,772	138,820	(a)	—		—	—	1,807,592	1,807,592	16,008		—
iShares Russell 2000 ETF	4,705,593	13,405,000		(15,528,529)		(31,585)	(181,305)	2,369,174	12,923	15,912		—
iShares Russell Mid-Cap ETF	2,872,901	8,590,193		(9,538,469)		(103,225)	(105,391)	1,716,009	25,381	10,056		—

						$(124,091)	$(299,310)	$48,818,401		$186,684		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	11	12/16/22	$1,019	$54,319
S&P Mid 400 E-Mini Index	3	12/16/22	732	28,575

				$82,894

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,317,679	$—	$—	$8,317,679
Air Freight & Logistics	1,213,978	—	—	1,213,978
Airlines	2,354,733	—	—	2,354,733
Auto Components	5,121,295	—	—	5,121,295
Automobiles	1,243,025	—	—	1,243,025
Banks	33,961,200	—	—	33,961,200
Beverages	1,439,909	—	—	1,439,909
Biotechnology	19,508,736	—	4,582	19,513,318
Building Products	9,542,820	—	—	9,542,820
Capital Markets	13,384,005	—	—	13,384,005
Chemicals	8,952,042	—	—	8,952,042
Commercial Services & Supplies	5,457,894	—	—	5,457,894
Communications Equipment	4,994,942	—	—	4,994,942
Construction & Engineering	8,053,854	—	—	8,053,854
Construction Materials	683,747	—	—	683,747
Consumer Finance	3,065,256	—	—	3,065,256
Containers & Packaging	6,650,923	—	—	6,650,923
Distributors	1,092,246	—	—	1,092,246
Diversified Consumer Services	4,143,240	—	—	4,143,240
Diversified Financial Services	1,200,693	—	—	1,200,693
Diversified Telecommunication Services	1,846,482	—	—	1,846,482

23

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Electric Utilities	$4,465,260	$—	$—	$4,465,260
Electrical Equipment	7,939,231	—	—	7,939,231
Electronic Equipment, Instruments & Components	9,227,484	—	—	9,227,484
Energy Equipment & Services	4,988,617	—	—	4,988,617
Entertainment	2,639,141	—	—	2,639,141
Equity Real Estate Investment Trusts (REITs)	33,714,960	—	—	33,714,960
Food & Staples Retailing	4,633,150	—	—	4,633,150
Food Products	6,546,797	—	—	6,546,797
Gas Utilities	3,661,193	—	—	3,661,193
Health Care Equipment & Supplies	12,753,870	—	—	12,753,870
Health Care Providers & Services	11,753,130	—	—	11,753,130
Health Care Technology	1,980,054	—	—	1,980,054
Hotels, Restaurants & Leisure	12,415,225	—	—	12,415,225
Household Durables	6,364,477	—	—	6,364,477
Household Products	828,646	—	—	828,646
Independent Power and Renewable Electricity Producers	2,141,709	—	—	2,141,709
Industrial Conglomerates	50,830	—	—	50,830
Insurance	16,442,473	—	—	16,442,473
Interactive Media & Services	1,973,736	—	—	1,973,736
Internet & Direct Marketing Retail	1,097,782	—	—	1,097,782
IT Services	12,313,431	—	—	12,313,431
Leisure Products	2,804,328	—	—	2,804,328
Life Sciences Tools & Services	6,947,688	—	—	6,947,688
Machinery	18,239,480	9,536	—	18,249,016
Marine	874,108	—	—	874,108
Media	5,090,970	—	—	5,090,970
Metals & Mining	8,157,067	—	—	8,157,067
Mortgage Real Estate Investment Trusts (REITs)	4,435,690	—	—	4,435,690
Multiline Retail	1,547,122	—	—	1,547,122
Multi-Utilities	1,831,663	—	—	1,831,663
Oil, Gas & Consumable Fuels	20,814,177	—	—	20,814,177
Paper & Forest Products	688,655	—	—	688,655
Personal Products	1,718,908	—	—	1,718,908
Pharmaceuticals	5,163,304	—	—	5,163,304
Professional Services	8,609,470	—	—	8,609,470
Real Estate Management & Development	2,832,972	—	—	2,832,972
Road & Rail	4,943,388	—	—	4,943,388
Semiconductors & Semiconductor Equipment	9,579,657	—	—	9,579,657
Software	26,715,187	—	—	26,715,187
Specialty Retail	10,472,580	—	—	10,472,580
Technology Hardware, Storage & Peripherals	1,424,690	—	—	1,424,690
Textiles, Apparel & Luxury Goods	5,211,601	—	—	5,211,601
Thrifts & Mortgage Finance	3,762,256	—	—	3,762,256
Tobacco	296,315	—	—	296,315
Trading Companies & Distributors	6,141,331	—	—	6,141,331
Water Utilities	1,840,077	—	—	1,840,077
Wireless Telecommunication Services	345,550	—	—	345,550
Investment Companies	4,085,183	—	—	4,085,183
Preferred Securities
Preferred Stocks	41,760	—	—	41,760
Short-Term Securities
Money Market Funds	44,733,218	—	—	44,733,218

	$509,508,290	$9,536	$4,582	$509,522,408

Derivative Financial Instruments(a)
Assets
Equity Contracts	$82,894	$—	$—	$82,894

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Russell Small/Mid-Cap Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

25